UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 97.75%

COMMON STOCKS 3.62%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.*	3	$203,896

Banking 0.25%

Fifth Third Bancorp	100	2,295,000

Chemicals 0.25%

Monsanto Co.	20	2,275,400

Computer Hardware 0.09%

Apple, Inc.	2	805,110

Consumer/Commercial/Lease Financing 0.10%

General Electric Co.	35	906,150

ConsumerProducts 0.15%

Estee Lauder Cos., Inc. (The) Class A	20	1,337,600

Diversified Capital Goods 0.09%

Emerson Electric Co.	10	668,000
Mueller Water Products, Inc. Class A	15	142,500
Total		810,500

Electric: Integrated 0.05%

PPL Corp.	13	426,810

Energy: Exploration & Production 0.48%

Antero Resources Corp.*	7	438,200
Chesapeake Energy Corp.	15	384,300
Diamondback Energy, Inc.*	15	1,009,650
Kodiak Oil & Gas Corp.*	57	691,980
Whiting Petroleum Corp.*	26	1,804,140
Total		4,328,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Shares (000)	Fair Value
Food: Wholesale 0.07%

Boulder Brands, Inc.*	35	$616,700

Health Services 0.11%

Team Health Holdings, Inc.*	22	984,500

Life Insurance 0.09%

MetLife, Inc.	15	792,000

Machinery 0.08%

Generac Holdings, Inc.	12	707,640

Media: Diversified 0.07%

Twenty-First Century Fox, Inc. Class A	20	639,400

Metals/Mining (Excluding Steel) 0.15%

Precision Castparts Corp.	6	1,390,180

Multi-Line Insurance 0.10%

Hartford Financial Services Group, Inc. (The)	25	881,750

Oil Field Equipment & Services 0.06%

Dresser-Rand Group, Inc.*	10	584,100

Pharmaceuticals 0.64%

BioMarin Pharmaceutical, Inc.*	35	2,387,350
Bristol-Myers Squibb Co.	45	2,337,750
Teva Pharmaceutical Industries Ltd. ADR	20	1,056,800
Total		5,781,900

Software/Services 0.46%

Alliance Data Systems Corp.*	5	1,362,250
EMC Corp.	12	320,806
Fortinet, Inc.*	55	1,211,650
Informatica Corp.*	33	1,246,740
Total		4,141,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Shares (000)	Fair Value
Specialty Retail 0.09%

Home Depot, Inc. (The)	10	$791,300

Support: Services 0.05%

LifeLock, Inc.*	30	513,300

Telecommunications Equipment 0.17%

Palo Alto Networks, Inc.*	23	1,577,800
Total Common Stocks (cost $27,717,826)		32,790,752

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 10.87%

Airlines 0.37%

United Airlines, Inc.	4.50%	1/15/2015		$1,400	3,332,000

Apparel/Textiles 0.23%

Iconix Brand Group, Inc.	1.50%	3/15/2018		1,500	2,054,063

Auto Loans 0.27%

Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	1,500	2,427,591

Auto Parts & Equipment 0.09%

Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$750	791,250

Automakers 0.29%

Ford Motor Co.	4.25%	11/15/2016		650	1,180,156
Tesla Motors, Inc.	1.25%	3/1/2021		1,600	1,456,000
Total					2,636,156

Computer Hardware 0.44%

Micron Technology, Inc.	2.375%	5/1/2032		600	1,510,875
Micron Technology, Inc.	3.00%	11/15/2043		750	825,469
SanDisk Corp.†	0.50%	10/15/2020		1,500	1,659,375
Total					3,995,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
ConsumerProducts 0.13%

Jarden Corp.†	1.125%	3/15/2034	$1,200	$1,197,750

Electric: Generation 0.11%

NRG Yield, Inc.†	3.50%	2/1/2019	950	976,719

Electronics 0.53%

Intel Corp.	3.25%	8/1/2039	2,200	3,080,011
Novellus Systems, Inc.	2.625%	5/15/2041	1,000	1,711,875
Total				4,791,886

Energy: Exploration & Production 0.33%

Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	3,000	2,943,750

Health Services 1.01%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	2,500	3,414,062
Cepheid, Inc.†	1.25%	2/1/2021	1,400	1,513,750
Illumina, Inc.†	0.25%	3/15/2016	1,200	2,183,256
Incyte Corp. Ltd.†	1.25%	11/15/2020	600	771,750
Omnicare, Inc.	3.50%	2/15/2044	1,293	1,310,779
Total				9,193,597

Hotels 0.41%

Host Hotels & Resorts LP†	2.50%	10/15/2029	2,400	3,757,500

Integrated Energy 0.27%

JinkoSolar Holding Co., Ltd. (China)†(b)	4.00%	2/1/2019	1,200	1,089,000
SunPower Corp.†	0.75%	6/1/2018	975	1,377,797
Total				2,466,797

Machinery 0.40%

Altra Industrial Motion Corp.	2.75%	3/1/2031	1,125	1,605,234
Chart Industries, Inc.	2.00%	8/1/2018	1,500	2,020,313
Total				3,625,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.12%

WellPoint, Inc.	2.75%	10/15/2042	$750	$1,100,156

Media: Diversified 0.31%

Liberty Interactive LLC†	0.75%	3/30/2043	1,750	2,175,468
Liberty Media Corp.†	1.375%	10/15/2023	670	630,219
Total				2,805,687

Medical Products 0.16%

Fluidigm Corp.	2.75%	2/1/2034	1,250	1,428,906

Metals/Mining (Excluding Steel) 0.14%

Kinross Gold Corp. (Canada)†(b)	5.95%	3/15/2024	250	250,923
Stillwater Mining Co.	1.75%	10/15/2032	750	981,562
Total				1,232,485

Monoline Insurance 0.10%

MGIC Investment Corp.	2.00%	4/1/2020	650	917,719

Oil Field Equipment & Services 0.25%

Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	2,000	2,281,250

Pharmaceuticals 1.50%

ALZA Corp.	Zero Coupon	7/28/2020	1,000	1,355,000
BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018	175	192,609
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	1,950	2,357,063
Gilead Sciences, Inc.	1.625%	5/1/2016	1,350	4,201,882
Medivation, Inc.	2.625%	4/1/2017	1,500	2,145,938
Mylan, Inc.	3.75%	9/15/2015	900	3,312,562
Total				13,565,054

Railroads 0.22%

Trinity Industries, Inc.	3.875%	6/1/2036	1,250	1,992,188

Real Estate Investment Trusts 0.09%

Prologis LP(c)	3.25%	3/15/2015	725	850,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 2.22%

Concur Technologies, Inc.†	0.50%	6/15/2018	$1,250	$1,465,625
Electronic Arts, Inc.	0.75%	7/15/2016	600	700,125
HomeAway, Inc.†	0.125%	4/1/2019	400	407,500
Medidata Solutions, Inc.†	1.00%	8/1/2018	850	1,040,719
NetSuite, Inc.†	0.25%	6/1/2018	2,000	2,152,500
Proofpoint, Inc.†	1.25%	12/15/2018	1,800	2,119,500
Salesforce.com, Inc.	0.75%	1/15/2015	950	2,528,187
SINA Corp. (China)†(b)	1.00%	12/1/2018	1,225	1,170,641
Trulia, Inc.†	2.75%	12/15/2020	620	703,312
Web.com Group, Inc.	1.00%	8/15/2018	1,400	1,654,625
Workday, Inc.†	0.75%	7/15/2018	750	962,344
Xilinx, Inc.	2.625%	6/15/2017	2,000	3,760,000
Yahoo!, Inc.†	Zero Coupon	12/1/2018	1,400	1,429,750
Total				20,094,828

Steel Producers/Products 0.14%

U.S. Steel Corp.	2.75%	4/1/2019	1,000	1,300,625

Support: Services 0.31%

priceline.com, Inc.	1.00%	3/15/2018	1,400	1,988,875
priceline.com, Inc.	1.25%	3/15/2015	205	803,518
Total				2,792,393

Telecommunications Equipment 0.37%

Ciena Corp.	4.00%	12/15/2020	1,000	1,420,000
Nortel Networks Corp. (Canada)(b)(d)	2.125%	4/15/2014	1,900	1,953,437
Total				3,373,437

Telecommunications: Wireless 0.06%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	500	581,875
Total Convertible Bonds (cost $83,166,588)				98,506,991

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.35%

Aerospace/Defense 0.40%

United Technologies Corp.	7.50%		55	3,661,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Dividend Rate	Shares (000)	Fair Value
Banking 0.57%

Bank of America Corp.	7.25%	1	$1,315,842
Wells Fargo & Co.	7.50%	3	3,870,900
Total			5,186,742

Electric: Integrated 0.64%

Dominion Resources, Inc.	6.00%	30	1,733,100
NextEra Energy, Inc.	5.889%	35	2,146,550
PPL Corp.	8.75%	35	1,914,500
Total			5,794,150

Forestry/Paper 0.18%

Weyerhaeuser Co.	6.375%	30	1,638,000

Investments & Miscellaneous Financial Services 0.60%

AMG Capital Trust II	5.15%	85	5,434,406

Life Insurance 0.12%

MetLife, Inc.	5.00%	35	1,078,000

Metals/Mining (Excluding Steel) 0.02%

Cliffs Natural Resources, Inc.	7.00%	8	155,475

Railroads 0.21%

Genesee & Wyoming, Inc.	5.00%	15	1,921,500

Real Estate Investment Trusts 0.39%

Alexandria Real Estate Equities, Inc.	7.00%	40	1,074,800
Health Care REIT, Inc.	6.50%	45	2,498,850
Total			3,573,650

Steel Producers/Products 0.03%

ArcelorMittal (Luxembourg)(b)	6.00%	10	239,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Dividend Rate		Shares (000)	Fair Value
Telecommunications: Integrated/Services 0.02%

Intelsat SA (Luxembourg)(b)	5.75%		4	$187,775

Telecommunications: Wireless 0.17%

Crown Castle International Corp.	4.50%		15	1,520,850
Total Convertible Preferred Stocks (cost $27,746,205)				30,391,698

	Interest Rate	Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 2.14%

Chemicals 0.11%

OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	$1,000	1,024,685

Food & Drug Retailers 0.34%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	744	750,432
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	2,300	2,356,074
Total				3,106,506

Food: Wholesale 0.25%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	2,150	2,238,688

Health Facilities 0.31%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	800	808,000
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	1,968	1,974,508
Total				2,782,508

Machinery 0.11%

Generac Power Systems, Inc. Term Loan B	3.50%	5/31/2020	997	999,863

Media: Cable 0.16%

Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(b)	3.50%	6/8/2020	1,500	1,498,057

Oil Field Equipment & Services 0.28%

Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	2,400	2,505,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 0.30%

Mitchell International, Inc. 2nd Lien Term Loan	8.50%	10/8/2021		$1,000	$1,025,625
SRA International, Inc. Term Loan	6.50%	7/20/2018		1,663	1,671,622
Total					2,697,247

Specialty Retail 0.09%

BJ’s Wholesale Club, Inc. 2nd Lien 2013 (November) Loan	8.50%	3/26/2020		825	846,863

Support: Services 0.19%

Allied Security Holdings LLC 2nd Lien Term Loan	8.00%	8/13/2021		825	830,499
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021		825	854,390
Total					1,684,889
Total Floating Rate Loans (cost $18,930,349)					19,385,062

FOREIGN BOND(a) 0.07%

Luxembourg

Matterhorn Mobile SA† (cost $579,907)	6.75%	5/15/2019	CHF	525	642,863

FOREIGN GOVERNMENT OBLIGATION 0.09%

Bermuda

Government of Bermuda† (cost $800,000)	4.138%	1/3/2023		$800	788,800

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.65%

Federal National Mortgage Assoc.	3.50%	7/1/2043		9,710	9,794,386
Federal National Mortgage Assoc.(f)	4.00%	TBA		5,000	5,198,438
Total Government Sponsored Enterprises Pass-Throughs (cost $15,112,957)					14,992,824

HIGH YIELD CORPORATE BONDS 75.62%

Aerospace/Defense 2.08%

B/E Aerospace, Inc.	5.25%	4/1/2022		5,500	5,685,625
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023		750	761,250
CPI International, Inc.	8.00%	2/15/2018		1,950	2,023,125
Esterline Technologies Corp.	7.00%	8/1/2020		550	598,125
GenCorp, Inc.	7.125%	3/15/2021		2,000	2,177,500
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		1,500	1,663,125
ManTech International Corp.	7.25%	4/15/2018		800	830,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)

Spirit AeroSystems, Inc.	6.75%	12/15/2020	$2,250	$2,424,375
SRA International, Inc.	11.00%	10/1/2019	1,275	1,348,312
Triumph Group, Inc.	4.875%	4/1/2021	1,350	1,336,500
Total				18,848,177

Airlines 0.18%

United Airlines, Inc.	6.636%	7/2/2022	658	726,666
United Continental Holdings, Inc.	6.00%	7/15/2028	1,000	922,500
Total				1,649,166

Apparel/Textiles 0.65%

Hanesbrands, Inc.	6.375%	12/15/2020	600	658,500
Levi Strauss & Co.	6.875%	5/1/2022	775	854,437
Levi Strauss & Co.	7.625%	5/15/2020	1,000	1,091,250
Perry Ellis International, Inc.	7.875%	4/1/2019	1,800	1,894,500
SIWF Merger Sub, Inc.†	6.25%	6/1/2021	525	547,313
William Carter Co. (The)†	5.25%	8/15/2021	850	878,687
Total				5,924,687

Auto Loans 0.24%

Ford Motor Credit Co. LLC	5.00%	5/15/2018	2,000	2,209,526

Auto Parts & Equipment 1.12%

Accuride Corp.	9.50%	8/1/2018	1,000	1,030,000
Dana Holding Corp.	5.375%	9/15/2021	4,000	4,180,000
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,000	1,062,500
Lear Corp.	5.375%	3/15/2024	1,200	1,227,000
LKQ Corp.†	4.75%	5/15/2023	1,400	1,330,000
Stoneridge, Inc.†	9.50%	10/15/2017	475	514,781
Tenneco, Inc.	6.875%	12/15/2020	725	799,313
Total				10,143,594

Automakers 0.75%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	2,475	2,812,219
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	1,000	1,136,250
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023	1,500	1,569,375
Oshkosh Corp.†	5.375%	3/1/2022	1,250	1,278,125
Total				6,795,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking 1.63%

Bank of America Corp.(g)	4.00%	4/1/2024		$1,000	$1,000,865
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		1,000	1,135,011
JPMorgan Chase & Co.	1.625%	5/15/2018		1,500	1,474,564
JPMorgan Chase & Co.	6.75%	—	(h)	1,500	1,586,250
LBG Capital No.1 plc†(i)	8.00%	—	(h)	1,000	1,077,000
M&T Bank Corp.	6.45%	—	(h)	850	886,125
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	805,023
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		780	788,322
Regions Bank	6.45%	6/26/2037		1,250	1,372,505
Regions Bank	7.50%	5/15/2018		800	946,152
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		500	525,407
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.64%	—	(h)	1,000	1,020,000
SVB Financial Group	5.375%	9/15/2020		600	667,681
Synovus Financial Corp.	7.875%	2/15/2019		700	798,000
Wachovia Capital Trust III	5.57%	—	(h)	750	724,687
Washington Mutual Bank(d)	6.875%	6/15/2011		1,250	125
Total					14,807,717

Beverages 0.22%

Constellation Brands, Inc.	4.25%	5/1/2023		2,000	1,960,000

Brokerage 0.18%

Cantor Fitzgerald LP†	7.875%	10/15/2019		400	424,880
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,203,335
Total					1,628,215

Building & Construction 0.59%

K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		450	407,250
K. Hovnanian Enterprises, Inc.†	7.00%	1/15/2019		350	359,844
KB Home	9.10%	9/15/2017		1,000	1,185,000
Lennar Corp.	12.25%	6/1/2017		550	709,500
Ryland Group, Inc. (The)	5.375%	10/1/2022		1,500	1,496,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021		1,200	1,218,000
Total					5,375,844

Building Materials 0.81%

HD Supply, Inc.	7.50%	7/15/2020		700	767,375
Interline Brands, Inc. PIK	10.00%	11/15/2018		725	792,062
Masco Corp.	7.125%	3/15/2020		1,250	1,450,000
Owens Corning, Inc.	4.20%	12/15/2022		875	869,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)

Owens Corning, Inc.	9.00%	6/15/2019	$875	$1,085,141
RSI Home Products, Inc.†	6.875%	3/1/2018	500	538,750
WESCO Distribution, Inc.†	5.375%	12/15/2021	1,810	1,855,250
Total				7,357,902

Chemicals 1.96%

Ashland, Inc.	4.75%	8/15/2022	750	739,687
Axiall Corp.†	4.875%	5/15/2023	1,700	1,674,500
Braskem Finance Ltd.	6.45%	2/3/2024	265	271,956
Chemtura Corp.	5.75%	7/15/2021	1,350	1,407,375
Eagle Spinco, Inc.†	4.625%	2/15/2021	2,450	2,431,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	1,000	1,045,000
Huntsman International LLC	8.625%	3/15/2020	1,000	1,102,500
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	600	660,750
INEOS Group Holdings SA (Luxembourg)†(b)	6.125%	8/15/2018	250	260,313
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	200	234,636
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	875	948,991
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,288,430
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	500	536,875
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	1,200	1,246,500
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	475	478,563
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,450	1,551,500
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	750	778,125
TPC Group, Inc.†	8.75%	12/15/2020	1,000	1,101,250
Total				17,758,576

Computer Hardware 0.44%

Entegris, Inc.†(g)	6.00%	4/1/2022	775	794,375
NCR Corp.†	5.875%	12/15/2021	200	211,500
NCR Corp.†	6.375%	12/15/2023	1,500	1,601,250
Seagate HDD Cayman	6.875%	5/1/2020	500	545,625
SunGard Availability Services Capital, Inc.†	8.75%	4/1/2022	800	805,000
Total				3,957,750

Consumer/Commercial/Lease Financing 2.95%

Air Lease Corp.	3.875%	4/1/2021	1,000	1,005,000
Air Lease Corp.	4.75%	3/1/2020	3,250	3,461,250
CIT Group, Inc.	5.00%	8/15/2022	5,000	5,209,395
Discover Financial Services	3.85%	11/21/2022	1,375	1,352,189
International Lease Finance Corp.	6.25%	5/15/2019	1,400	1,550,500
International Lease Finance Corp.	8.25%	12/15/2020	425	515,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

International Lease Finance Corp.	8.75%	3/15/2017	$3,535	$4,162,462
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	2,550	2,416,125
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	1,200	1,119,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,500	1,522,500
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	1,050	1,055,250
SLM Corp.	4.875%	6/17/2019	550	560,939
SLM Corp.	5.50%	1/15/2019	975	1,034,722
SLM Corp.	8.45%	6/15/2018	1,500	1,771,875
Total				26,736,303

ConsumerProducts 1.19%

Avon Products, Inc.	4.60%	3/15/2020	1,250	1,272,334
Elizabeth Arden, Inc.	7.375%	3/15/2021	3,300	3,564,000
Prestige Brands, Inc.†	5.375%	12/15/2021	1,500	1,543,125
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	1,475	1,602,219
Spectrum Brands, Inc.	6.375%	11/15/2020	2,375	2,582,812
Spectrum Brands, Inc.	6.625%	11/15/2022	225	246,094
Total				10,810,584

Department Stores 0.08%

Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	750	728,438

Diversified Capital Goods 1.35%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020	2,000	2,165,000
Actuant Corp.	5.625%	6/15/2022	875	916,562
Anixter, Inc.	5.625%	5/1/2019	925	989,750
Artesyn Escrow, Inc.†	9.75%	10/15/2020	1,250	1,187,500
Belden, Inc.†	5.50%	9/1/2022	1,500	1,526,250
Constellation Enterprises LLC†	10.625%	2/1/2016	925	814,000
Mueller Water Products, Inc.	7.375%	6/1/2017	475	488,063
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	896,000
SPX Corp.	6.875%	9/1/2017	1,300	1,482,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	575	612,375
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,162,667
Total				12,240,167

Electric: Generation 0.72%

Calpine Corp.†	7.50%	2/15/2021	1,089	1,195,177
DPL, Inc.	7.25%	10/15/2021	2,000	2,075,000
GenOn Americas Generation LLC	9.125%	5/1/2031	500	473,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

NRG Energy, Inc.†	6.25%	7/15/2022	$1,000	$1,032,500
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,600	1,716,000
Total				6,492,427

Electric: Integrated 0.61%

AES Corp. (The)	4.875%	5/15/2023	950	912,000
AES Corp. (The)	8.00%	10/15/2017	122	144,723
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,180,168
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,165,714
National Fuel Gas Co.	6.50%	4/15/2018	1,000	1,148,138
Total				5,550,743

Electronics 1.01%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,000	1,030,000
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	2,500	2,659,375
Freescale Semiconductor, Inc.	10.75%	8/1/2020	2,550	2,970,750
Magnachip Semiconductor Corp. (South Korea)(b)	6.625%	7/15/2021	625	625,000
Micron Technology, Inc.†	5.875%	2/15/2022	1,250	1,312,500
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	550	591,937
Total				9,189,562

Energy: Exploration & Production 7.90%

Antero Resources Finance Corp.†	5.375%	11/1/2021	1,750	1,777,344
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	2,200	2,321,000
Berry Petroleum Co. LLC	6.375%	9/15/2022	500	520,000
Berry Petroleum Co. LLC	6.75%	11/1/2020	2,450	2,597,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	2,275	2,474,062
Chaparral Energy, Inc.	7.625%	11/15/2022	800	870,000
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,287,375
Concho Resources, Inc.	5.50%	4/1/2023	3,300	3,448,500
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,716,625
Continental Resources, Inc.	4.50%	4/15/2023	800	830,038
Continental Resources, Inc.	8.25%	10/1/2019	500	539,375
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,100	2,236,500
Diamondback Energy, Inc.†	7.625%	10/1/2021	2,200	2,387,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	3,232,500
Forest Oil Corp.	7.25%	6/15/2019	525	462,656
Halcon Resources Corp.	8.875%	5/15/2021	500	521,250
Halcon Resources Corp.	9.75%	7/15/2020	1,500	1,623,750
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,943,843
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	1,500	1,546,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Kodiak Oil & Gas Corp.	8.125%	12/1/2019	$1,850	$2,060,438
Laredo Petroleum, Inc.†	5.625%	1/15/2022	550	557,563
Laredo Petroleum, Inc.	7.375%	5/1/2022	600	669,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	1,200	1,203,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	1,700	1,827,500
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	750	780,000
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	1,900	2,009,250
Newfield Exploration Co.	5.625%	7/1/2024	3,750	3,909,375
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	1,080,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,650	1,773,750
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	875	855,313
PDC Energy, Inc.	7.75%	10/15/2022	1,100	1,210,000
Plains Exploration & Production Co.	6.50%	11/15/2020	2,250	2,489,062
Plains Exploration & Production Co.	6.75%	2/1/2022	600	666,000
QEP Resources, Inc.	6.80%	3/1/2020	400	432,500
QEP Resources, Inc.	6.875%	3/1/2021	400	442,000
Range Resources Corp.	5.00%	3/15/2023	1,300	1,322,750
Range Resources Corp.	8.00%	5/15/2019	1,000	1,046,875
SM Energy Co.	6.50%	11/15/2021	1,299	1,409,415
SM Energy Co.	6.50%	1/1/2023	620	664,950
SM Energy Co.	6.625%	2/15/2019	2,143	2,303,725
Stone Energy Corp.	7.50%	11/15/2022	3,800	4,132,500
Ultra Petroleum Corp.†	5.75%	12/15/2018	500	526,250
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,600,375
WPX Energy, Inc.	6.00%	1/15/2022	2,250	2,317,500
Total				71,624,784

Environmental 0.33%

Clean Harbors, Inc.	5.25%	8/1/2020	1,200	1,242,000
Covanta Holding Corp.	5.875%	3/1/2024	1,750	1,786,376
Total				3,028,376

Food & Drug Retailers 1.11%

Cencosud SA (Chile)†(b)	4.875%	1/20/2023	450	437,543
Ingles Markets, Inc.	5.75%	6/15/2023	1,000	1,005,000
New Albertson’s, Inc.	7.45%	8/1/2029	500	405,000
New Albertson’s, Inc.	7.75%	6/15/2026	1,500	1,237,500
Rite Aid Corp.†	6.875%	12/15/2028	600	591,000
Rite Aid Corp.	7.70%	2/15/2027	3,250	3,542,500
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	1,350	1,481,625
Tops Holding II Corp.	8.75%	6/15/2018	1,275	1,337,156
Total				10,037,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 1.84%

B&G Foods, Inc.	4.625%	6/1/2021	$2,675	$2,651,594
Big Heart Pet Brands	7.625%	2/15/2019	1,039	1,083,807
BRF SA (Brazil)†(b)	3.95%	5/22/2023	1,000	895,000
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	400	421,000
Diamond Foods, Inc.†	7.00%	3/15/2019	1,250	1,296,875
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	2,200	2,169,750
Ingredion, Inc.	4.625%	11/1/2020	525	557,629
Land O’Lakes, Inc.†	6.00%	11/15/2022	850	905,250
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	400	419,000
Post Holdings, Inc.	7.375%	2/15/2022	1,250	1,350,000
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,000	1,097,500
US Foods, Inc.	8.50%	6/30/2019	2,400	2,599,800
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,265,711
Total				16,712,916

Forestry/Paper 0.22%

Louisiana-Pacific Corp.	7.50%	6/1/2020	650	723,125
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	700	740,250
Rock-Tenn Co.	4.90%	3/1/2022	300	321,311
Weyerhaeuser Co.	7.375%	10/1/2019	200	243,380
Total				2,028,066

Gaming 1.51%

CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,070,000
Graton Economic Development Authority†	9.625%	9/1/2019	1,750	2,008,125
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	1,750	1,758,750
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	800	896,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	725	822,875
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	1,250	1,356,250
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	811,875
PNK Finance Corp.†	6.375%	8/1/2021	1,400	1,463,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	431	299,545
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,108	1,220,185
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,000	1,980,000
Total				13,686,605

Gas Distribution 2.36%

Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	500	540,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	1,300	1,368,250
El Paso LLC	6.50%	9/15/2020	700	771,603
Energy Transfer Partners LP	5.20%	2/1/2022	250	270,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	$675	$710,438
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.625%	6/15/2020	423	451,553
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	369,127
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	1,526	1,667,155
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,489,727
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,359,375
Kinder Morgan, Inc.†	5.00%	2/15/2021	1,000	1,006,414
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	800	858,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	1,150	1,187,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	260	282,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	978,750
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	532,931
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	726,589
Regency Energy Partners LP/Regency Energy Finance Corp.	4.50%	11/1/2023	525	490,875
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	525	546,000
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	950	984,437
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	957	1,059,877
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,141,836
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	675	708,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	525	551,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,384,500
Total				21,437,839

Health Facilities 3.71%

Amsurg Corp.	5.625%	11/30/2020	2,325	2,429,625
Capella Healthcare, Inc.	9.25%	7/1/2017	2,250	2,396,250
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	1,500	1,575,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,500	4,966,875
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,939,062
HCA Holdings, Inc.	6.25%	2/15/2021	1,250	1,341,250
HCA Holdings, Inc.	7.75%	5/15/2021	3,000	3,315,000
HCA, Inc.	5.00%	3/15/2024	725	728,172
HCA, Inc.	6.50%	2/15/2020	500	561,250
HCA, Inc.	7.50%	2/15/2022	2,000	2,290,000
HCA, Inc.	7.69%	6/15/2025	890	954,525
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,740,000
Kindred Healthcare, Inc.†(g)	6.375%	4/15/2022	800	806,000
LifePoint Hospitals, Inc.†	5.50%	12/1/2021	1,250	1,300,000
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	800	787,019
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	520,125
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	462,188
Tenet Healthcare Corp.	8.125%	4/1/2022	4,000	4,480,000
Total				33,592,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.30%

STHI Holding Corp.†	8.00%	3/15/2018	$1,000	$1,061,250
Truven Health Analytics, Inc.	10.625%	6/1/2020	1,450	1,653,000
Total				2,714,250

Hotels 0.72%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	1,750	1,832,031
Host Hotels & Resorts LP	5.25%	3/15/2022	1,000	1,089,812
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	1,400	1,519,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	800	810,000
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,273,522
Total				6,524,365

Household & Leisure Products 0.12%

Serta Simmons Holdings LLC†	8.125%	10/1/2020	1,000	1,103,750

Insurance Brokerage 0.49%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	1,050	1,128,750
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	1,650	1,769,625
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	800	817,394
Willis North America, Inc.	7.00%	9/29/2019	600	692,498
Total				4,408,267

Integrated Energy 0.36%

Alta Wind Holdings LLC†	7.00%	6/30/2035	553	608,839
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	525	560,437
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	2,350	2,091,500
Total				3,260,776

Investments & Miscellaneous Financial Services 1.47%

Affiliated Managers Group, Inc.	4.25%	2/15/2024	2,000	2,016,058
Ares Capital Corp.	4.875%	11/30/2018	1,175	1,214,872
FMR LLC†	5.35%	11/15/2021	800	885,522
KKR Group Finance Co. LLC†	6.375%	9/29/2020	700	810,133
Legg Mason, Inc.	5.50%	5/21/2019	1,000	1,105,724
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	316,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,700	2,889,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	1,900	2,018,750
Nuveen Investments, Inc.†	9.50%	10/15/2020	1,950	2,086,500
Total				13,343,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.47%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	$1,250	$1,271,875
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	788	825,092
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	1,250	1,287,500
Speedway Motorsports, Inc.	6.75%	2/1/2019	800	854,000
Total				4,238,467

Life Insurance 0.13%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,125	1,205,156

Machinery 1.32%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	915,750
Flowserve Corp.	3.50%	9/15/2022	885	862,238
Gardner Denver, Inc.†	6.875%	8/15/2021	1,750	1,811,250
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	1,000	1,070,000
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,250	2,536,875
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	1,800	1,998,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	542,500
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,133,809
Waterjet Holdings, Inc.†	7.625%	2/1/2020	1,000	1,062,500
Total				11,932,922

Managed Care 0.30%

Centene Corp.	5.75%	6/1/2017	1,400	1,529,500
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	1,150	1,183,063
Total				2,712,563

Media: Broadcast 1.10%

AMC Networks, Inc.	4.75%	12/15/2022	1,000	1,000,000
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,491,500
Clear Channel Communications, Inc.	5.50%	12/15/2016	500	480,000
Clear Channel Communications, Inc.	9.00%	12/15/2019	4,000	4,220,000
Clear Channel Communications, Inc.	11.25%	3/1/2021	1,600	1,788,000
Total				9,979,500

Media: Cable 3.15%

Cablevision Systems Corp.	5.875%	9/15/2022	3,000	3,075,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	750	759,375
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	9/1/2023	3,250	3,241,875
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	650	697,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)

CSC Holdings LLC	8.625%	2/15/2019	$1,100	$1,320,000
DISH DBS Corp.	5.125%	5/1/2020	2,750	2,873,750
DISH DBS Corp.	5.875%	7/15/2022	1,275	1,364,250
DISH DBS Corp.	6.75%	6/1/2021	1,225	1,375,062
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	800	908,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	3,000	3,195,000
Mediacom LLC/Mediacom Capital Corp.	9.125%	8/15/2019	1,975	2,123,125
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	750	820,313
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	525	588,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	2,500	2,562,500
UPCB Finance V Ltd.†	7.25%	11/15/2021	1,150	1,273,625
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	750	806,250
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	1,500	1,556,250
Total				28,539,500

Media: Diversified 0.45%

21st Century Fox America, Inc.	4.50%	2/15/2021	1,000	1,086,644
Netflix, Inc.	5.375%	2/1/2021	2,800	2,954,000
Total				4,040,644

Media: Services 0.84%

Affinion Investments LLC†	13.50%	8/15/2018	500	510,000
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(b)	5.50%	10/1/2021	1,000	1,048,750
Nielsen Finance LLC/Nielsen Finance Co.†(g)	5.00%	4/15/2022	1,550	1,561,625
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,281,000
WMG Acquisition Corp.†(g)	5.625%	4/15/2022	375	381,562
WMG Acquisition Corp.†(g)	6.75%	4/15/2022	1,300	1,314,625
WMG Acquisition Corp.	11.50%	10/1/2018	1,300	1,480,700
Total				7,578,262

Medical Products 1.02%

Biomet, Inc.	6.50%	8/1/2020	2,875	3,110,750
Grifols Worldwide Operations Ltd. (Ireland)†(b)	5.25%	4/1/2022	1,800	1,845,000
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	650	749,937
Mallinckrodt International Finance SA (Luxembourg)†(b)	4.75%	4/15/2023	2,300	2,191,325
Polymer Group, Inc.	7.75%	2/1/2019	1,250	1,343,750
Total				9,240,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.75%

American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	$1,500	$1,569,375
Arch Coal, Inc.	7.25%	6/15/2021	1,000	760,000
Arch Coal, Inc.†	8.00%	1/15/2019	675	676,687
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	500	382,500
Cloud Peak Energy Resource LLC/Cloud Peak Energy Finance Corp.	6.375%	3/15/2024	150	154,500
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	2,000	2,207,500
Mirabela Nickel Ltd. (Australia)†(b)(d)	8.75%	4/15/2018	1,175	299,625
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	700	718,305
Total				6,768,492

Monoline Insurance 0.06%

Fidelity National Financial, Inc.	6.60%	5/15/2017	500	567,459

Oil Field Equipment & Services 1.41%

Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,340,625
FMC Technologies, Inc.	3.45%	10/1/2022	750	717,958
Gulfmark Offshore, Inc.	6.375%	3/15/2022	1,365	1,419,600
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	3,000	3,150,000
Key Energy Services, Inc.	6.75%	3/1/2021	400	422,500
Oil States International, Inc.	6.50%	6/1/2019	1,150	1,213,250
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	250	268,750
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,130,000
Seadrill Ltd.†	6.625%	9/15/2020	2,000	2,060,000
SESI LLC	6.375%	5/1/2019	500	535,000
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	450	483,750
Total				12,741,433

Oil Refining & Marketing 0.45%

Tesoro Corp.	5.125%	4/1/2024	1,000	996,250
Tesoro Corp.	5.375%	10/1/2022	1,750	1,809,063
Tesoro Corp.	9.75%	6/1/2019	1,200	1,277,340
Total				4,082,653

Packaging 2.45%

AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,914,750
Ball Corp.	4.00%	11/15/2023	2,500	2,350,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,960	2,185,400
Pactiv LLC	7.95%	12/15/2025	625	645,312
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,052,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	$1,175	$1,288,094
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	7,250	7,612,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	700	785,750
Sealed Air Corp.†	6.875%	7/15/2033	3,000	3,030,000
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,358,594
Total				22,222,900

Pharmaceuticals 1.50%

Bristol-Myers Squibb Co.	1.75%	3/1/2019	1,250	1,228,154
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	500	515,938
Endo Finance Co. LLC†	5.75%	1/15/2022	1,500	1,541,250
JLL/Delta Dutch Newco BV (Netherlands)†(b)	7.50%	2/1/2022	1,600	1,654,000
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	2,225	2,419,687
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	1,250	1,337,500
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	2,250	2,368,125
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	2,325	2,522,625
Total				13,587,279

Printing & Publishing 0.15%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,378,000

Property & Casualty 0.05%

Liberty Mutual Group, Inc.†	5.00%	6/1/2021	400	431,143

Railroads 0.35%

Florida East Coast Railway Corp.	8.125%	2/1/2017	1,525	1,595,531
Kansas City Southern de Mexico SA de CV (Mexico)(b)	2.35%	5/15/2020	1,100	1,039,110
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	550	561,000
Total				3,195,641

Real Estate Development & Management 0.16%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	800	856,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	600	587,364
Total				1,443,364

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.55%

ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	$900	$896,902
DDR Corp.	7.875%	9/1/2020	790	982,470
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	800	910,091
Health Care REIT, Inc.	4.95%	1/15/2021	1,000	1,088,128
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,147,704
Total				5,025,295

Restaurants 0.07%

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	625	632,813

Software/Services 3.31%

Alliance Data Systems Corp.†	6.375%	4/1/2020	5,100	5,457,000
BMC Software Finance, Inc.†	8.125%	7/15/2021	1,500	1,586,250
Ceridian Corp.	11.25%	11/15/2015	500	505,000
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,000	1,001,065
First Data Corp.†	8.25%	1/15/2021	5,250	5,722,500
First Data Corp.	11.25%	1/15/2021	1,475	1,690,719
First Data Corp.	12.625%	1/15/2021	2,306	2,755,670
iGATE Corp.†(g)	4.75%	4/15/2019	475	479,156
Infor US, Inc.	9.375%	4/1/2019	1,000	1,131,250
NeuStar, Inc.	4.50%	1/15/2023	2,000	1,745,000
Serena Software, Inc.	10.375%	3/15/2016	363	365,722
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,250	1,393,750
SunGard Data Systems, Inc.	6.625%	11/1/2019	2,500	2,656,250
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	440,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,365,625
VeriSign, Inc.	4.625%	5/1/2023	1,800	1,737,000
Total				30,032,457

Specialty Retail 2.72%

Brookstone Co., Inc.†	13.00%	10/15/2014	453	249,150
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,593,750
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	1,500	1,552,500
Claire’s Stores, Inc.†	7.75%	6/1/2020	600	465,000
Claire’s Stores, Inc.	8.875%	3/15/2019	2,000	1,870,000
Claire’s Stores, Inc.†	9.00%	3/15/2019	500	521,875
CST Brands, Inc.	5.00%	5/1/2023	1,350	1,333,125
DBP Holding Corp.†	7.75%	10/15/2020	2,085	2,012,025
J. Crew Group, Inc.	8.125%	3/1/2019	1,000	1,043,130
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,145,000
Limited Brands, Inc.	7.60%	7/15/2037	400	428,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

Limited Brands, Inc.	8.50%	6/15/2019	$650	$789,750
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	925	957,375
Michaels Stores, Inc.	7.75%	11/1/2018	600	644,250
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	2,500	2,759,375
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	768	827,520
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,250	1,276,587
QVC, Inc.†	3.125%	4/1/2019	400	397,950
QVC, Inc.	4.375%	3/15/2023	900	888,546
QVC, Inc.†	7.375%	10/15/2020	1,200	1,294,564
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	800	816,000
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	700	743,750
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,000	1,023,750
Total				24,632,972

Steel Producers/Products 0.58%

Allegheny Technologies, Inc.	9.375%	6/1/2019	800	982,038
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	4,000	4,270,000
Total				5,252,038

Support: Services 2.48%

Ashtead Capital, Inc.†	6.50%	7/15/2022	350	382,375
Audatex North America, Inc.†	6.00%	6/15/2021	800	858,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	4/1/2023	1,600	1,620,000
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	1,500	1,518,750
First Data Holdings, Inc. PIK†	14.50%	9/24/2019	812	767,478
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,358,125
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,483,025
Hertz Corp. (The)	5.875%	10/15/2020	2,500	2,678,132
Iron Mountain, Inc.	5.75%	8/15/2024	2,500	2,446,875
MasTec, Inc.	4.875%	3/15/2023	1,450	1,428,250
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	756,000
Sotheby’s†	5.25%	10/1/2022	2,000	1,965,000
United Rentals North America, Inc.	5.75%	11/15/2024	1,025	1,033,969
United Rentals North America, Inc.	6.125%	6/15/2023	1,500	1,597,500
United Rentals North America, Inc.	7.625%	4/15/2022	1,500	1,689,375
United Rentals North America, Inc.	8.25%	2/1/2021	825	927,094
Total				22,509,948

Telecommunications Equipment 0.28%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	1,300	1,248,000
Avaya, Inc.†	7.00%	4/1/2019	1,250	1,246,875
Total				2,494,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Fixed Line 0.04%

Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	$375	$386,719

Telecommunications: Integrated/Services 3.26%

CenturyLink, Inc.	6.45%	6/15/2021	2,750	2,970,000
CenturyLink, Inc.	6.75%	12/1/2023	2,500	2,665,625
DigitalGlobe, Inc.	5.25%	2/1/2021	1,700	1,687,250
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,267,987
Equinix, Inc.	4.875%	4/1/2020	2,000	2,055,000
Equinix, Inc.	7.00%	7/15/2021	900	1,006,875
Frontier Communications Corp.	7.625%	4/15/2024	700	735,000
Frontier Communications Corp.	9.25%	7/1/2021	700	833,000
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,100	3,510,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	2,375	2,618,437
Intelsat Luxembourg SA (Luxembourg)†(b)	7.75%	6/1/2021	1,475	1,557,969
Intelsat Luxembourg SA (Luxembourg)†(b)	8.125%	6/1/2023	1,250	1,329,687
Sable International Finance Ltd.†	8.75%	2/1/2020	1,500	1,698,750
SES SA (Luxembourg)†(b)	3.60%	4/4/2023	810	787,211
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	1,300	1,300,000
Verizon Communications, Inc.	3.45%	3/15/2021	1,200	1,218,300
Verizon Communications, Inc.	5.15%	9/15/2023	1,100	1,206,025
ViaSat, Inc.	6.875%	6/15/2020	1,000	1,077,500
Total				29,525,366

Telecommunications: Wireless 4.47%

American Tower Corp.	4.70%	3/15/2022	2,700	2,825,812
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	1,365	1,330,337
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	400	531,500
Crown Castle International Corp.	5.25%	1/15/2023	2,000	2,042,500
Digicel Group Ltd. (Jamaica)†(b)(g)	7.125%	4/1/2022	1,000	1,013,750
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	1,200	1,287,000
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	2,000	2,130,000
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,750	1,828,750
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,000	1,071,250
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	500	491,250
SBA Telecommunications, Inc.	5.75%	7/15/2020	1,750	1,841,875
Sprint Capital Corp.	6.90%	5/1/2019	1,925	2,122,312
Sprint Communications, Inc.†	7.00%	3/1/2020	1,250	1,446,875
Sprint Communications, Inc.	7.00%	8/15/2020	1,250	1,368,750
Sprint Corp.†	7.25%	9/15/2021	1,575	1,722,656
Sprint Corp.†	7.875%	9/15/2023	4,150	4,575,375
T-Mobile USA, Inc.	6.125%	1/15/2022	1,000	1,051,250
T-Mobile USA, Inc.	6.50%	1/15/2024	1,950	2,047,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

T-Mobile USA, Inc.	6.542%	4/28/2020	$2,750	$2,970,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	750	805,313
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	575	594,406
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	1,000	1,060,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	3,250	3,428,750
Wind Acquisition Holdings Finance SA PIK (Italy)†(b)	12.25%	7/15/2017	907	954,782
Total				40,541,993

Theaters & Entertainment 0.45%

Activision Blizzard, Inc.†	5.625%	9/15/2021	2,000	2,145,000
Activision Blizzard, Inc.†	6.125%	9/15/2023	625	682,031
Regal Entertainment Group	5.75%	3/15/2022	1,250	1,290,625
Total				4,117,656

Transportation (Excluding Air/Rail) 0.10%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900	947,250
Total High Yield Corporate Bonds (cost $655,986,361)				685,653,587

	Dividend Rate		Shares (000)
PREFERRED STOCKS 0.33%

Agency/Government Related 0.02%

Fannie Mae*	Zero Coupon		21	214,840

Banking 0.23%

GMAC Capital Trust I	8.125%		25	682,500
Texas Capital Bancshares, Inc.	6.50%		40	944,000
U.S. Bancorp	3.50%		1	485,850
Total				2,112,350

Property & Casualty 0.08%

Allstate Corp. (The)	5.10%		27	683,256
Total Preferred Stocks (cost $3,327,057)				3,010,446

	Exercise Price	Expiration Date
WARRANT 0.01%

Auto Parts & Equipment

Cooper-Standard Holdings, Inc.* (cost $24,655)	$27.33	11/27/2017	3	110,176
Total Long-Term Investments (cost $833,391,905)				886,273,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 2.09%

CONVERTIBLE BOND 0.14%

Health Services

LifePoint Hospitals, Inc. (cost $1,301,611)	3.50%	5/15/2014	$1,200	$1,276,500

REPURCHASE AGREEMENT 1.95%

Repurchase Agreement dated 3/31/2014, Zero Coupon due 1/4/2014 with Fixed Income Clearing Corp. collateralized by $18,390,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $17,989,999; proceeds: $17,635,385 (cost $17,635,385)			17,635	17,635,385
Total Short-Term Investments (cost $18,936,996)				18,911,885
Total Investments in Securities 99.84% (cost $852,328,901)				905,185,084
Cash and Other Assets in Excess of Liabilities(j) 0.16%				1,478,580
Net Assets 100.00%				$906,663,664

CHF	Swiss franc.
EUR	euro.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of March 31, 2014.
(d)	Defaulted security.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2014.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Securities purchased on a when-issued basis (See Note 2(g)).
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(j)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open forward foreign currency exchange contracts and futures contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

Open Forward Foreign Currency Exchange Contracts at March 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Goldman Sachs	6/11/2014	1,785,000	$2,473,562	$2,458,826	$14,736

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2014	224	Short	$(27,664,000)	$228,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Common Stocks	$32,790,752	$—	$—		$32,790,752
Convertible Bonds	—	99,783,491	—		99,783,491
Convertible Preferred Stocks
Aerospace/Defense	3,661,350	—	—		3,661,350
Banking	5,186,742	—	—		5,186,742
Electric: Integrated	5,794,150	—	—		5,794,150
Forestry/Paper	1,638,000	—	—		1,638,000
Investments & Miscellaneous Financial Services(3)	—	5,434,406	—		5,434,406
Life Insurance	1,078,000	—	—		1,078,000
Metals/Mining (Excluding Steel)	155,475	—	—		155,475
Railroads	—	1,921,500	—		1,921,500
Real Estate Investment Trusts	3,573,650	—	—		3,573,650
Steel Producers/Products	239,800	—	—		239,800
Telecommunications: Integrated/Services	—	187,775	—		187,775
Telecommunications: Wireless	1,520,850	—	—		1,520,850
Floating Rate Loans	—	19,385,062	—		19,385,062
Foreign Bond	—	642,863	—		642,863
Foreign Government Obligation	—	788,800	—		788,800
Government Sponsored Enterprises Pass-Throughs	—	14,992,824	—		14,992,824
High Yield Corporate Bonds
Banking	—	14,807,592	125	(4)	14,807,717
Other	—	670,845,870	—		670,845,870
Preferred Stocks
Banking	1,626,500	485,850	—		2,112,350
Other	898,096	—	—		898,096
Warrant	110,176	—	—		110,176
Repurchase Agreement	—	17,635,385	—		17,635,385
Total	$58,273,541	$846,911,418	$125		$905,185,084
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$14,736	$—		$14,736
Liabilities	—	—	—		—
Futures Contracts
Assets	228,865	—	—		228,865
Liabilities	—	—	—		—
Unfunded Commitments
Assets		21	—		21
Liabilities	—	—	—		—
Total	$228,865	$14,757	$—		$243,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2014

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	As of March 31, 2014, AMG Capital Trust II was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended March 31, 2014, $5,365,750 was transferred from Level 1 to Level 2.
(4)	High Yield Corporate Bonds Categorized as Level 3 investment is Washington Mutual Bank.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bond
Balance as of January 1, 2014	$2,011,382	$125
Accrued discounts/premiums	627	—
Realized gain (loss)	(2,267)	—
Change in unrealized appreciation/depreciation	(27,692)	—
Purchases	—	—
Sales	(1,982,050)	—
Net transfers in or out of Level 3	—	—
Balance as of March 31, 2014	$—	$125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.51%

Aerospace & Defense 5.98%

Lockheed Martin Corp.	15,392	$2,512
United Technologies Corp.	42,800	5,001
Total		7,513

Air Freight & Logistics 0.57%

FedEx Corp.	5,365	711

Auto Components 1.00%

Johnson Controls, Inc.	26,700	1,263

Banks 0.11%

Commerce Bancshares, Inc.	2,920	136

Beverages 4.86%

Coca-Cola Co. (The)	75,868	2,933
PepsiCo, Inc.	38,124	3,183
Total		6,116

Building Products 0.10%

A.O. Smith Corp.	2,800	129

Capital Markets 1.92%

Eaton Vance Corp.	10,836	414
Franklin Resources, Inc.	33,578	1,819
SEI Investments Co.	5,356	180
Total		2,413

Chemicals 7.42%

Airgas, Inc.	4,600	490
Albemarle Corp.	12,381	822
International Flavors & Fragrances, Inc.	4,600	440
Monsanto Co.	29,695	3,379
PPG Industries, Inc.	11,203	2,167
Praxair, Inc.	6,104	800
RPM International, Inc.	9,041	378
Sherwin-Williams Co. (The)	3,200	631
Valspar Corp. (The)	3,014	217
Total		9,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.26%

Cintas Corp.	3,449	$206
Republic Services, Inc.	3,700	126
Total		332

Communications Equipment 3.30%

QUALCOMM, Inc.	52,557	4,145

Containers & Packaging 0.38%

AptarGroup, Inc.	2,466	163
Bemis Co., Inc.	3,788	149
Sonoco Products Co.	3,900	160
Total		472

Distributors 0.23%

Genuine Parts Co.	3,300	287

Diversified Telecommunication Services 2.56%

AT&T, Inc.	91,708	3,216

Electric: Utilities 5.50%

Edison International	5,300	300
NextEra Energy, Inc.	20,321	1,943
Northeast Utilities	8,070	367
PPL Corp.	32,797	1,087
Southern Co. (The)	38,306	1,683
Westar Energy, Inc.	5,300	187
Xcel Energy, Inc.	44,200	1,342
Total		6,909

Electrical Equipment 1.26%

Emerson Electric Co.	23,811	1,591

Energy Equipment & Services 0.36%

Helmerich & Payne, Inc.	4,212	453

Food & Staples Retailing 5.71%

Wal-Mart Stores, Inc.	47,980	3,667
Walgreen Co.	53,121	3,508
Total		7,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Food Products 1.93%

Bunge Ltd.	16,429	$1,306
Flowers Foods, Inc.	17,900	384
General Mills, Inc.	2,600	135
Hormel Foods Corp.	4,957	244
McCormick & Co., Inc.	5,000	359
Total		2,428

Gas Utilities 0.41%

National Fuel Gas Co.	2,854	200
UGI Corp.	6,900	315
Total		515

Health Care Equipment & Supplies 4.34%

Becton, Dickinson & Co.	13,500	1,580
C.R. Bard, Inc.	9,488	1,404
Medtronic, Inc.	20,591	1,267
Stryker Corp.	14,800	1,206
Total		5,457

Health Care Providers & Services 1.11%

Cardinal Health, Inc.	19,948	1,396

Hotels, Restaurants & Leisure 3.00%

McDonald’s Corp.	38,474	3,772

Household Durables 0.13%

Leggett & Platt, Inc.	4,967	162

Household Products 4.56%

Colgate-Palmolive Co.	41,038	2,662
Kimberly-Clark Corp.	27,835	3,069
Total		5,731

Industrial Conglomerates 2.98%

3M Co.	26,362	3,576
Carlisle Cos., Inc.	2,100	167
Total		3,743

Information Technology Services 3.12%

Automatic Data Processing, Inc.	3,396	262
International Business Machines Corp.	19,037	3,665
Total		3,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Insurance 3.95%

ACE Ltd. (Switzerland)(a)	22,664	$2,245
Aflac, Inc.	31,764	2,003
Brown & Brown, Inc.	4,225	130
Chubb Corp. (The)	1,500	134
Cincinnati Financial Corp.	2,549	124
HCC Insurance Holdings, Inc.	3,697	168
W.R. Berkley Corp.	4,022	167
Total		4,971

Leisure Product 0.41%

Polaris Industries, Inc.	3,713	519

Machinery 5.19%

Caterpillar, Inc.	10,395	1,033
CLARCOR, Inc.	2,241	129
Deere & Co.	27,400	2,488
Donaldson Co., Inc.	4,532	192
Graco, Inc.	3,161	236
Illinois Tool Works, Inc.	2,480	202
Lincoln Electric Holdings, Inc.	2,793	201
Nordson Corp.	4,354	307
Stanley Black & Decker, Inc.	19,700	1,600
Valmont Industries, Inc.	900	134
Total		6,522

Multi-Line Retail 0.92%

Family Dollar Stores, Inc.	19,964	1,158

Multi-Utilities 0.93%

Alliant Energy Corp.	3,400	193
MDU Resources Group, Inc.	7,771	267
SCANA Corp.	13,798	708
Total		1,168

Oil, Gas & Consumable Fuels 8.43%

Chevron Corp.	30,049	3,573
Energen Corp.	5,500	444
EOG Resources, Inc.	5,225	1,025
Exxon Mobil Corp.	5,707	557
Murphy Oil Corp.	7,584	477
Occidental Petroleum Corp.	45,373	4,324
Williams Cos., Inc. (The)	4,900	199
Total		10,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 3.86%

AbbVie, Inc.	34,599	$1,778
Johnson & Johnson	31,319	3,077
Total		4,855

Professional Services 0.11%

Robert Half International, Inc.	3,300	138

Road & Rail 0.94%

Norfolk Southern Corp.	12,112	1,177

Semiconductors & Semiconductor Equipment 4.16%

Intel Corp.	141,400	3,649
Linear Technology Corp.	3,330	162
Microchip Technology, Inc.	29,766	1,422
Total		5,233

Software 0.11%

FactSet Research Systems, Inc.	1,340	144

Specialty Retail 3.54%

Best Buy Co., Inc.	10,300	272
Lowe’s Cos., Inc.	44,125	2,158
Ross Stores, Inc.	24,465	1,750
TJX Cos., Inc. (The)	4,401	267
Total		4,447

Textiles, Apparel & Luxury Goods 1.41%

NIKE, Inc. Class B	9,862	728
VF Corp.	16,838	1,042
Total		1,770

Thrifts & Mortgage Finance 0.14%

People’s United Financial, Inc.	11,783	175

Tobacco 0.99%

Altria Group, Inc.	33,227	1,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.09%

W.W. Grainger, Inc.	5,426	$1,371

Water Utilities 0.13%

Aqua America, Inc.	6,356	159

Wireless Telecommunication Services 0.10%

Telephone & Data Systems, Inc.	4,979	130
Total Common Stocks
(cost $111,391,437)		125,096

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.42%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $555,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $542,928; proceeds: $531,837 (cost $531,837)	$532	532
Total Investments in Securities 99.93% (cost $111,923,274)		125,628
Cash and Other Assets in Excess of Liabilities(b) 0.07%		86
Net Assets 100.00%		$125,714

(a)	Foreign security traded in U.S. dollars.
(b)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	June 2014	4	Long	$372,920	$763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$125,096	$—	$—	$125,096
Repurchase Agreement	—	532	—	532
Total	$125,096	$532	$—	$125,628
Other Financial Instruments
Futures Contracts
Assets	$1	$—	$—	$1
Liabilities	—	—	—	—
Total	$1	$—	$—	$1

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.06%

Aerospace & Defense 3.76%

B/E Aerospace, Inc.*	3,499	$304
Boeing Co. (The)	3,227	405
Honeywell International, Inc.	4,403	408
United Technologies Corp.	4,856	567
Total		1,684

Auto Components 0.55%

BorgWarner, Inc.	4,002	246

Automobiles 0.74%

Ford Motor Co.	21,202	331

Banks 9.28%

Bank of America Corp.	15,517	267
Citigroup, Inc.	12,651	602
Comerica, Inc.	8,202	425
Fifth Third Bancorp	4,209	96
JPMorgan Chase & Co.	17,635	1,070
PNC Financial Services Group, Inc. (The)	3,205	279
Regions Financial Corp.	22,937	255
SunTrust Banks, Inc.	6,249	249
U.S. Bancorp	8,118	348
Wells Fargo & Co.	11,458	570
Total		4,161

Beverages 1.95%

Coca-Cola Co. (The)	12,896	499
PepsiCo, Inc.	4,505	376
Total		875

Biotechnology 3.82%

Celgene Corp.*	2,140	299
Gilead Sciences, Inc.*	8,080	572
Isis Pharmaceuticals, Inc.*	5,197	225
Medivation, Inc.*	6,133	395
Vertex Pharmaceuticals, Inc.*	3,115	220
Total		1,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Capital Markets 3.91%

Goldman Sachs Group, Inc. (The)	4,460	$731
Invesco Ltd.	6,935	257
Morgan Stanley	12,771	398
State Street Corp.	905	63
TD Ameritrade Holding Corp.	8,937	303
Total		1,752

Chemicals 1.42%

Celanese Corp. Series A	2,658	148
Dow Chemical Co. (The)	2,805	136
E.I. du Pont de Nemours & Co.	1,092	73
LyondellBasell Industries NV Class A (Netherlands)(a)	3,149	280
Total		637

Communications Equipment 2.38%

Cisco Systems, Inc.	24,735	555
QUALCOMM, Inc.	6,533	515
Total		1,070

Construction & Engineering 0.59%

Fluor Corp.	3,392	264

Consumer Finance 1.65%

Capital One Financial Corp.	9,618	742

Containers & Packaging 0.66%

Rock-Tenn Co. Class A	2,819	298

Diversified Telecommunication Services 0.63%

Verizon Communications, Inc.	5,957	283

Electric: Utilities 0.29%

NextEra Energy, Inc.	1,373	131

Electrical Equipment 2.06%

Eaton Corp. plc (Ireland)(a)	5,077	381
Emerson Electric Co.	8,108	542
Total		923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.07%

Halliburton Co.	6,527	$384
Schlumberger Ltd.	5,559	542
Total		926

Food & Staples Retailing 1.71%

CVS Caremark Corp.	6,635	497
Wal-Mart Stores, Inc.	3,515	268
Total		765

Food Products 1.01%

Mondelez International, Inc. Class A	13,099	453

Health Care Equipment & Supplies 0.68%

Covidien plc (Ireland)(a)	4,133	304

Health Care Providers & Services 4.97%

Express Scripts Holding Co.*	10,740	806
HCA Holdings, Inc.*	11,104	583
McKesson Corp.	2,450	433
UnitedHealth Group, Inc.	4,969	407
Total		2,229

Hotels, Restaurants & Leisure 2.95%

Hyatt Hotels Corp. Class A*	2,809	151
MGM Resorts International*	19,130	495
Starwood Hotels & Resorts Worldwide, Inc.	5,008	399
Wynn Resorts Ltd.	1,252	278
Total		1,323

Household Products 1.53%

Colgate-Palmolive Co.	7,450	483
Procter & Gamble Co. (The)	2,495	201
Total		684

Industrial Conglomerates 1.02%

General Electric Co.	17,620	456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Information Technology Services 1.36%

International Business Machines Corp.	1,694	$326
Vantiv, Inc. Class A*	9,415	285
Total		611

Insurance 3.67%

Chubb Corp. (The)	1,723	154
Hartford Financial Services Group, Inc. (The)	17,101	603
Lincoln National Corp.	9,270	470
Prudential Financial, Inc.	4,930	417
Total		1,644

Internet & Catalog Retail 0.66%

Amazon.com, Inc.*	886	298

Internet Software & Services 6.51%

eBay, Inc.*	8,182	452
Google, Inc. Class A*	1,034	1,152
Monster Worldwide, Inc.*	40,496	303
Pandora Media, Inc.*	13,588	412
Twitter, Inc.*	63	3
Yahoo!, Inc.*	16,571	595
Total		2,917

Machinery 1.86%

Caterpillar, Inc.	1,776	177
PACCAR, Inc.	5,536	373
Terex Corp.	6,438	285
Total		835

Media 1.63%

Twenty-First Century Fox, Inc. Class A	5,607	179
Walt Disney Co. (The)	6,880	551
Total		730

Metals & Mining 1.34%

Freeport-McMoRan Copper & Gold, Inc.	7,946	263
Reliance Steel & Aluminum Co.	2,697	190
United States Steel Corp.	5,279	146
Total		599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Multi-Line Retail 1.78%

Kohl’s Corp.	5,154	$293
Macy’s, Inc.	8,501	504
Total		797

Multi-Utilities 0.26%

PG&E Corp.	2,691	116

Oil, Gas & Consumable Fuels 8.44%

Anadarko Petroleum Corp.	4,462	378
Cabot Oil & Gas Corp.	580	20
Chevron Corp.	3,402	405
EOG Resources, Inc.	3,387	664
EQT Corp.	1,277	124
Exxon Mobil Corp.	6,158	602
Hess Corp.	5,244	435
Marathon Petroleum Corp.	1,921	167
Occidental Petroleum Corp.	2,301	219
Pioneer Natural Resources Co.	1,967	368
Range Resources Corp.	1,337	111
Valero Energy Corp.	5,525	293
Total		3,786

Pharmaceuticals 4.55%

Bristol-Myers Squibb Co.	12,377	643
Eli Lilly & Co.	6,610	389
Johnson & Johnson	2,285	225
Merck & Co., Inc.	1,677	95
Pfizer, Inc.	21,480	690
Total		2,042

Real Estate Investment Trusts 0.46%

Host Hotels & Resorts, Inc.	10,175	206

Road & Rail 1.50%

Union Pacific Corp.	3,575	671

Semiconductors & Semiconductor Equipment 1.40%

Intel Corp.	10,546	272
Texas Instruments, Inc.	7,590	358
Total		630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Software 3.37%

Informatica Corp.*	5,778	$218
Microsoft Corp.	14,025	575
Oracle Corp.	13,606	557
VMware, Inc. Class A*	1,481	160
Total		1,510

Specialty Retail 1.31%

AutoZone, Inc.*	413	222
Dick’s Sporting Goods, Inc.	6,709	366
Total		588

Technology Hardware, Storage & Peripherals 6.31%

Apple, Inc.	2,789	1,497
EMC Corp.	17,654	484
Hewlett-Packard Co.	3,855	125
NCR Corp.*	15,802	577
NetApp, Inc.	3,909	144
Total		2,827

Textiles, Apparel & Luxury Goods 1.36%

PVH Corp.	2,819	352
Ralph Lauren Corp.	1,605	258
Total		610

Tobacco 0.38%

Philip Morris International, Inc.	2,107	173

Trading Companies & Distributors 0.28%

W.W. Grainger, Inc.	505	128

Total Common Stocks (cost $33,541,304)		43,966

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.51%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $705,000 of U.S. Treasury Note at 0.625% due 8/31/2017; value: $692,618; proceeds: $676,592 (cost $676,592)	$677	$677

Total Investments in Securities 99.57% (cost $34,217,896)		44,643

Other Assets in Excess of Liabilities 0.43%		193

Net Assets 100.00%		$44,836

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$43,966	$—	$—	$43,966
Repurchase Agreement	—	677	—	677
Total	$43,966	$677	$—	$44,643

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.51%

Aerospace & Defense 2.23%

Astronics Corp.*	1,507	$96
Hexcel Corp.*	1,383	60
Taser International, Inc.*	4,750	87
Total		243

Airlines 1.99%

JetBlue Airways Corp.*	11,513	100
Spirit Airlines, Inc.*	1,950	116
Total		216

Banks 1.57%

Signature Bank*	662	83
SVB Financial Group*	680	88
Total		171

Beverages 0.81%

Boston Beer Co., Inc. (The) Class A*	359	88

Biotechnology 5.45%

ACADIA Pharmaceuticals, Inc.*	2,136	52
Agios Pharmaceuticals, Inc.*	772	30
Alnylam Pharmaceuticals, Inc.*	335	23
Celldex Therapeutics, Inc.*	1,013	18
Cepheid, Inc.*	3,046	157
Clovis Oncology, Inc.*	351	24
Foundation Medicine, Inc.*	1,543	50
InterMune, Inc.*	2,544	85
Puma Biotechnology, Inc.*	307	32
Receptos, Inc.*	805	34
Sarepta Therapeutics, Inc.*	754	18
Synageva BioPharma Corp.*	832	69
Total		592

Building Products 1.90%

Trex Co., Inc.*	1,788	131
USG Corp.*	2,305	75
Total		206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Capital Markets 4.83%

Artisan Partners Asset Management, Inc. Class A	773	$50
E*TRADE Financial Corp.*	7,723	178
Evercore Partners, Inc. Class A	2,018	111
Financial Engines, Inc.	192	10
Greenhill & Co., Inc.	62	3
Stifel Financial Corp.*	2,934	146
WisdomTree Investments, Inc.*	2,061	27
Total		525

Chemicals 1.96%

Axiall Corp.	1,754	79
Flotek Industries, Inc.*	4,807	134
Total		213

Construction Materials 1.17%

Eagle Materials, Inc.	1,430	127

Consumer Finance 1.07%

Springleaf Holdings, Inc.*	4,615	116

Distributors 0.44%

Pool Corp.	782	48

Diversified Consumer Services 3.46%

2U, Inc.*	1,663	23
DeVry Education Group, Inc.	2,842	120
Grand Canyon Education, Inc.*	1,885	88
LifeLock, Inc.*	8,482	145
Total		376

Electrical Equipment 2.07%

Acuity Brands, Inc.	897	119
Generac Holdings, Inc.	1,796	106
Total		225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 3.84%

FARO Technologies, Inc.*	2,505	$133
InvenSense, Inc.*	7,654	181
IPG Photonics Corp.*	1,449	103
Total		417

Energy Equipment & Services 3.02%

CARBO Ceramics, Inc.	1,212	167
Exterran Holdings, Inc.	1,521	67
RigNet, Inc.*	1,756	94
Total		328

Food & Staples Retailing 1.32%

United Natural Foods, Inc.*	2,018	143

Food Products 2.73%

Hain Celestial Group, Inc. (The)*	1,704	156
WhiteWave Foods Co. (The) Class A*	4,946	141
Total		297

Health Care Equipment & Supplies 5.39%

Align Technology, Inc.*	1,657	86
DexCom, Inc.*	2,669	110
Globus Medical, Inc. Class A*	3,890	103
Insulet Corp.*	2,227	106
Spectranetics Corp.*	2,031	61
Wright Medical Group, Inc.*	738	23
ZELTIQ Aesthetics, Inc.*	4,932	97
Total		586

Health Care Providers & Services 2.56%

Centene Corp.*	391	24
ExamWorks Group, Inc.*	2,790	98
IPC The Hospitalist Co., Inc.*	3	—	(a)
MWI Veterinary Supply, Inc.*	359	56
Team Health Holdings, Inc.*	2,238	100
Total		278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Health Care Technology 0.75%

athenahealth, Inc.*	120	$19
Medidata Solutions, Inc.*	1,155	63
Total		82

Hotels, Restaurants & Leisure 4.06%

Buffalo Wild Wings, Inc.*	950	142
Chuy’s Holdings, Inc.*	2,235	96
Fiesta Restaurant Group, Inc.*	1,530	70
Papa John’s International, Inc.	1,964	102
Sonic Corp.*	1,347	31
Total		441

Household Durables 1.58%

iRobot Corp.*	4,199	172

Information Technology Services 2.05%

EPAM Systems, Inc.*	1,758	58
EVERTEC, Inc.	5,006	124
Luxoft Holding, Inc.*	1,184	41
Total		223

Internet & Catalog Retail 1.69%

Coupons.com, Inc.*	1,151	28
HomeAway, Inc.*	2,409	91
RetailMeNot, Inc.*	2,027	65
Total		184

Internet Software & Services 6.30%

Benefitfocus, Inc.*	613	29
comScore, Inc.*	2,596	85
Cornerstone OnDemand, Inc.*	431	21
CoStar Group, Inc.*	677	126
Dealertrack Technologies, Inc.*	2,485	122
Gogo, Inc.*	3,574	73
Pandora Media, Inc.*	345	11
Rocket Fuel, Inc.*	810	35
Shutterstock, Inc.*	499	36
Xoom Corp.*	618	12

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Yelp, Inc.*	352	$27
Zillow, Inc. Class A*	1,222	108
Total		685

Leisure Product 0.96%

Brunswick Corp.	2,294	104

Life Sciences Tools & Services 1.07%

Fluidigm Corp.*	2,625	116

Machinery 2.11%

Manitowoc Co., Inc. (The)	4,019	127
Middleby Corp. (The)*	311	82
RBC Bearings, Inc.*	331	21
Total		230

Media 0.77%

Rentrak Corp.*	1,403	84

Metals & Mining 2.60%

Allegheny Technologies, Inc.	1,667	63
Steel Dynamics, Inc.	4,077	72
U.S. Silica Holdings, Inc.	3,881	148
Total		283

Oil, Gas & Consumable Fuels 2.70%

EXCO Resources, Inc.	844	5
GasLog Ltd. (Monaco)(b)	7,926	184
Kodiak Oil & Gas Corp.*	2,453	30
Rice Energy, Inc.*	2,806	74
Total		293

Professional Services 1.65%

On Assignment, Inc.*	3,928	152
Paylocity Holding Corp.*	1,144	27
Total		179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Road & Rail 1.10%

Avis Budget Group, Inc.*	2,459	$120

Semiconductors & Semiconductor Equipment 7.28%

Cavium, Inc.*	3,035	133
Power Integrations, Inc.	2,172	143
Silicon Laboratories, Inc.*	2,206	115
SunEdison, Inc.*	7,281	137
SunPower Corp.*	3,735	121
Synaptics, Inc.*	2,370	142
Total		791

Software 3.15%

Aspen Technology, Inc.*	2,128	90
Concur Technologies, Inc.*	110	11
Imperva, Inc.*	2,384	133
Proofpoint, Inc.*	1,224	46
Silver Spring Networks, Inc.*	638	11
Tableau Software, Inc. Class A*	382	29
Ultimate Software Group, Inc. (The)*	170	23
Total		343

Specialty Retail 3.28%

ANN, Inc.*	169	7
Asbury Automotive Group, Inc.*	440	24
Lithia Motors, Inc. Class A	298	20
Lumber Liquidators Holdings, Inc.*	611	57
Monro Muffler Brake, Inc.	1,303	74
Restoration Hardware Holdings, Inc.*	2,371	175
Total		357

Technology Hardware, Storage & Peripherals 2.09%

Cray, Inc.*	3,392	126
Fusion-io, Inc.*	4,639	49
Nimble Storage, Inc.*	1,367	52
Total		227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.21%

Kate Spade & Co.*	3,097	$115
Tumi Holdings, Inc.*	235	5
Vera Bradley, Inc.*	412	11
Total		131

Trading Companies & Distributors 2.30%

Air Lease Corp.	4,900	183
DXP Enterprises, Inc.*	708	67
Total		250
Total Common Stocks (cost $10,513,089)		10,490

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 5.00%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $570,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $557,602; proceeds: $542,929 (cost $542,929)	$543	543
Total Investments in Common Stocks 101.51% (cost $11,056,018)		11,033
Liabilities in Excess of Other Assets (1.51)%		(164)
Net Assets 100.00%		$10,869

*	Non-income producing security.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$10,490	$—	$—	$10,490
Repurchase Agreement	—	543	—	543
Total	$10,490	$543	$—	$11,033

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.71%

Aerospace & Defense 3.09%

General Dynamics Corp.	77,400	$8,430
United Technologies Corp.	48,407	5,656
Total		14,086

Banks 14.62%

BB&T Corp.	190,600	7,656
Citigroup, Inc.	186,182	8,862
East West Bancorp, Inc.	181,809	6,636
First Republic Bank	125,091	6,754
JPMorgan Chase & Co.	276,709	16,799
Signature Bank*	24,315	3,054
SunTrust Banks, Inc.	164,600	6,549
SVB Financial Group*	18,400	2,370
U.S. Bancorp	187,900	8,053
Total		66,733

Biotechnology 6.20%

Aegerion Pharmaceuticals, Inc.*	60,513	2,791
Celgene Corp.*	31,040	4,333
Galmed Pharmaceuticals Ltd. (Israel)*(a)	8,100	93
Gilead Sciences, Inc.*	78,300	5,548
Incyte Corp., Ltd.*	60,600	3,243
Medivation, Inc.*	69,837	4,495
Puma Biotechnology, Inc.*	49,900	5,197
Sarepta Therapeutics, Inc.*	108,061	2,597
Total		28,297

Building Products 1.05%

USG Corp.*	145,900	4,774

Capital Markets 4.01%

Affiliated Managers Group, Inc.*	31,200	6,242
Artisan Partners Asset Management, Inc. Class A	26,118	1,678
Greenhill & Co., Inc.	76,000	3,950
Invesco Ltd.	173,833	6,432
Total		18,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Chemicals 1.24%

PPG Industries, Inc.	29,227	$5,654

Communications Equipment 1.81%

Cisco Systems, Inc.	368,100	8,249

Consumer Finance 3.64%

Capital One Financial Corp.	145,225	11,206
Discover Financial Services	92,800	5,400
Total		16,606

Electric: Utilities 1.56%

Duke Energy Corp.	27,500	1,958
NextEra Energy, Inc.	53,806	5,145
Total		7,103

Energy Equipment & Services 1.99%

Dril-Quip, Inc.*	28,677	3,215
Helmerich & Payne, Inc.	54,500	5,862
Total		9,077

Food Products 2.53%

Kraft Foods Group, Inc.	84,317	4,730
Mondelez International, Inc. Class A	197,513	6,824
Total		11,554

Health Care Equipment & Supplies 1.18%

St. Jude Medical, Inc.	82,400	5,388

Health Care Providers & Services 8.76%

Community Health Systems, Inc.*	138,653	5,431
DaVita HealthCare Partners, Inc.*	61,505	4,235
Envision Healthcare Holdings, Inc.*	80,000	2,706
Express Scripts Holding Co.*	89,946	6,754
Humana, Inc.	53,194	5,996
McKesson Corp.	39,500	6,975
Team Health Holdings, Inc.*	36,004	1,611
UnitedHealth Group, Inc.	76,600	6,280
Total		39,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.49%

Hilton Worldwide Holdings, Inc.*	101,700	$2,262

Household Products 1.52%

Kimberly-Clark Corp.	63,029	6,949

Information Technology Services 3.03%

Alliance Data Systems Corp.*	12,781	3,482
Cognizant Technology Solutions Corp. Class A*	85,038	4,304
Vantiv, Inc. Class A*	199,500	6,029
Total		13,815

Insurance 6.03%

Allstate Corp. (The)	120,434	6,814
Hartford Financial Services Group, Inc. (The)	192,145	6,777
Lincoln National Corp.	88,400	4,479
MetLife, Inc.	45,100	2,381
Prudential Financial, Inc.	83,501	7,069
Total		27,520

Internet Software & Services 1.63%

eBay, Inc.*	134,844	7,449

Life Sciences Tools & Services 2.30%

Quintiles Transnational Holdings, Inc.*	89,100	4,524
Thermo Fisher Scientific, Inc.	49,630	5,967
Total		10,491

Machinery 1.83%

Pentair Ltd. Registered Shares (Switzerland)(a)	60,300	4,784
Terex Corp.	80,400	3,562
Total		8,346

Media 6.48%

CBS Corp. Class B	98,200	6,069
Comcast Corp. Class A	188,944	9,451
Starz Class A*	172,709	5,575
Time Warner Cable, Inc.	44,767	6,141
Walt Disney Co. (The)	29,000	2,322
Total		29,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Multi-Utilities 1.22%

Sempra Energy	57,746	$5,588

Oil, Gas & Consumable Fuels 10.77%

Cimarex Energy Co.	39,700	4,729
Devon Energy Corp.	34,400	2,302
EQT Corp.	34,421	3,338
Exxon Mobil Corp.	45,897	4,483
Marathon Petroleum Corp.	69,700	6,067
Pioneer Natural Resources Co.	37,657	7,047
Range Resources Corp.	78,300	6,496
Southwestern Energy Co.*	138,334	6,365
Valero Energy Corp.	157,286	8,352
Total		49,179

Paper & Forest Products 0.80%

Domtar Corp. (Canada)(a)	32,700	3,670

Pharmaceuticals 2.77%

Actavis plc*	29,397	6,051
Mallinckrodt plc*	104,300	6,614
Total		12,665

Professional Services 1.12%

Towers Watson & Co. Class A	44,800	5,109

Software 0.50%

Electronic Arts, Inc.*	79,300	2,301

Specialty Retail 2.89%

Foot Locker, Inc.	117,809	5,535
GNC Holdings, Inc. Class A	80,114	3,526
TJX Cos., Inc. (The)	67,900	4,118
Total		13,179

Technology Hardware, Storage & Peripherals 2.23%

EMC Corp.	148,300	4,065
Hewlett-Packard Co.	189,100	6,119
Total		10,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.87%

Deckers Outdoor Corp.*	62,637	$4,994
PVH Corp.	28,229	3,522
Total		8,516

Trading Companies & Distributors 1.55%

W.W. Grainger, Inc.	28,000	7,075

Total Investments in Common Stocks 100.71% (cost $401,826,452)		459,667

Liabilities in Excess of Cash and Other Assets (0.71)%		(3,230)

Net Assets 100.00%		$456,437

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$459,667	$—	$—	$459,667
Total	$459,667	$—	$—	$459,667

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.73%

Aerospace & Defense 2.93%

General Dynamics Corp.	166,792	$18,167
United Technologies Corp.	87,597	10,235
Total		28,402

Banks 13.65%

BB&T Corp.	406,400	16,325
Citigroup, Inc.	358,500	17,065
East West Bancorp, Inc.	401,554	14,657
First Republic Bank	290,858	15,703
JPMorgan Chase & Co.	554,323	33,653
SunTrust Banks, Inc.	378,368	15,055
SVB Financial Group*	38,700	4,984
U.S. Bancorp	351,146	15,050
Total		132,492

Biotechnology 6.34%

Aegerion Pharmaceuticals, Inc.*	152,499	7,033
Celgene Corp.*	77,561	10,828
Gilead Sciences, Inc.*	164,100	11,628
Incyte Corp., Ltd.*	68,500	3,666
Medivation, Inc.*	148,132	9,535
Puma Biotechnology, Inc.*	116,710	12,154
Sarepta Therapeutics, Inc.*	278,915	6,703
Total		61,547

Building Products 1.12%

USG Corp.*	333,000	10,896

Capital Markets 3.58%

Affiliated Managers Group, Inc.*	48,500	9,702
Artisan Partners Asset Management, Inc. Class A	58,012	3,727
Greenhill & Co., Inc.	148,300	7,709
Invesco Ltd.	367,053	13,581
Total		34,719

Chemicals 1.22%

PPG Industries, Inc.	61,281	11,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Communications Equipment 1.78%

Cisco Systems, Inc.	771,000	$17,278

Consumer Finance 3.63%

Capital One Financial Corp.	308,952	23,839
Discover Financial Services	195,600	11,382
Total		35,221

Electric: Utilities 1.68%

Duke Energy Corp.	57,436	4,090
NextEra Energy, Inc.	127,942	12,234
Total		16,324

Energy Equipment & Services 2.02%

Dril-Quip, Inc.*	65,400	7,331
Helmerich & Payne, Inc.	114,400	12,305
Total		19,636

Food Products 2.21%

Kraft Foods Group, Inc.	179,386	10,064
Mondelez International, Inc. Class A	328,898	11,363
Total		21,427

Health Care Equipment & Supplies 2.05%

Covidien plc (Ireland)(a)	104,550	7,701
St. Jude Medical, Inc.	187,069	12,233
Total		19,934

Health Care Providers & Services 8.62%

Community Health Systems, Inc.*	278,900	10,924
DaVita HealthCare Partners, Inc.*	128,600	8,854
Envision Healthcare Holdings, Inc.*	204,996	6,935
Express Scripts Holding Co.*	191,038	14,345
Humana, Inc.	112,481	12,679
McKesson Corp.	89,200	15,750
UnitedHealth Group, Inc.	172,700	14,160
Total		83,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.50%

Hilton Worldwide Holdings, Inc.*	216,150	$4,807

Household Products 1.44%

Kimberly-Clark Corp.	126,396	13,935

Information Technology Services 2.86%

Alliance Data Systems Corp.*	26,662	7,264
Cognizant Technology Solutions Corp. Class A*	149,806	7,582
Vantiv, Inc. Class A*	426,900	12,901
Total		27,747

Insurance 6.54%

Allstate Corp. (The)	289,372	16,373
Hartford Financial Services Group, Inc. (The)	472,585	16,668
Lincoln National Corp.	211,700	10,727
MetLife, Inc.	94,700	5,000
Prudential Financial, Inc.	174,062	14,734
Total		63,502

Internet Software & Services 1.61%

eBay, Inc.*	283,785	15,676

Life Sciences Tools & Services 2.20%

Quintiles Transnational Holdings, Inc.*	187,106	9,499
Thermo Fisher Scientific, Inc.	98,407	11,833
Total		21,332

Machinery 1.98%

Pentair Ltd. Registered Shares (Switzerland)(a)	126,661	10,050
Terex Corp.	207,500	9,192
Total		19,242

Media 6.38%

CBS Corp. Class B	224,256	13,859
Comcast Corp. Class A	389,476	19,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Media (continued)

Starz Class A*	361,300	$11,663
Time Warner Cable, Inc.	87,822	12,047
Walt Disney Co. (The)	60,900	4,876
Total		61,927

Multi-Utilities 1.27%

Sempra Energy	127,484	12,335

Oil, Gas & Consumable Fuels 10.30%

Cimarex Energy Co.	88,327	10,521
Devon Energy Corp.	109,700	7,342
EQT Corp.	73,233	7,102
Marathon Petroleum Corp.	164,615	14,328
Pioneer Natural Resources Co.	76,500	14,316
Range Resources Corp.	167,135	13,867
Southwestern Energy Co.*	314,937	14,490
Valero Energy Corp.	339,076	18,005
Total		99,971

Paper & Forest Products 0.80%

Domtar Corp. (Canada)(a)	69,000	7,743

Pharmaceuticals 2.95%

Actavis plc*	62,135	12,790
Mallinckrodt plc*	250,300	15,872
Total		28,662

Professional Services 1.10%

Towers Watson & Co. Class A	93,809	10,699

Software 0.55%

Electronic Arts, Inc.*	185,400	5,378

Specialty Retail 3.00%

Foot Locker, Inc.	260,633	12,244
GNC Holdings, Inc. Class A	182,113	8,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Specialty Retail (continued)

TJX Cos., Inc. (The)	145,500	$8,825
Total		29,086

Technology Hardware, Storage & Peripherals 2.31%

EMC Corp.	350,000	9,594
Hewlett-Packard Co.	396,600	12,834
Total		22,428

Textiles, Apparel & Luxury Goods 1.57%

Deckers Outdoor Corp.*	97,623	7,784
PVH Corp.	59,400	7,411
Total		15,195

Trading Companies & Distributors 1.54%

W.W. Grainger, Inc.	59,300	14,983

Total Investments in Common Stocks 99.73% (cost $847,634,330)		968,026

Other Assets in Excess of Liabilities 0.27%		2,642

Net Assets 100.00%		$970,668

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$968,026	$—	$—	$968,026
Total	$968,026	$—	$—	$968,026

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.42%

Aerospace & Defense 2.43%

Rockwell Collins, Inc.	11,845	$944
TransDigm Group, Inc.	7,256	1,344
Total		2,288

Auto Components 1.37%

BorgWarner, Inc.	20,968	1,289

Automobiles 0.96%

Harley-Davidson, Inc.	13,649	909

Banks 3.64%

Comerica, Inc.	9,355	485
East West Bancorp, Inc.	19,135	699
First Republic Bank	22,416	1,210
SVB Financial Group*	8,024	1,033
Total		3,427

Beverages 2.14%

Brown-Forman Corp. Class B	13,235	1,187
Monster Beverage Corp.*	11,879	825
Total		2,012

Biotechnology 1.93%

Alkermes plc (Ireland)*(a)	11,456	505
Isis Pharmaceuticals, Inc.*	5,845	253
Medivation, Inc.*	10,559	680
Pharmacyclics, Inc.*	3,806	381
Total		1,819

Building Products 2.05%

Fortune Brands Home & Security, Inc.	21,229	893
Lennox International, Inc.	11,405	1,037
Total		1,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Capital Markets 4.57%

Affiliated Managers Group, Inc.*	10,234	$2,047
Artisan Partners Asset Management, Inc. Class A	4,512	290
Invesco Ltd.	20,520	759
TD Ameritrade Holding Corp.	35,542	1,207
Total		4,303

Communications Equipment 2.42%

F5 Networks, Inc.*	8,929	952
Motorola Solutions, Inc.	12,464	801
Palo Alto Networks, Inc.*	7,720	530
Total		2,283

Construction & Engineering 0.76%

Chicago Bridge & Iron Co. NV (Netherlands)(a)	8,241	718

Containers & Packaging 1.60%

Ball Corp.	14,364	787
Rock-Tenn Co. Class A	6,823	721
Total		1,508

Distributors 1.24%

LKQ Corp.*	44,337	1,168

Diversified Financial Services 3.39%

CBOE Holdings, Inc.	15,151	857
IntercontinentalExchange Group, Inc.	5,718	1,131
Moody’s Corp.	15,200	1,206
Total		3,194

Electrical Equipment 5.48%

AMETEK, Inc.	30,613	1,576
Hubbell, Inc. Class B	9,244	1,108
Rockwell Automation, Inc.	10,500	1,308
Roper Industries, Inc.	8,758	1,169
Total		5,161

Electronic Equipment, Instruments & Components 1.47%

Trimble Navigation Ltd.*	35,509	1,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Energy Equipment & Services 4.10%

Atwood Oceanics, Inc.*	16,061	$809
Dril-Quip, Inc.*	8,365	938
Helmerich & Payne, Inc.	9,562	1,028
Oceaneering International, Inc.	15,107	1,086
Total		3,861

Food & Staples Retailing 0.61%

United Natural Foods, Inc.*	8,102	575

Food Products 1.27%

Hershey Co. (The)	7,005	731
WhiteWave Foods Co. (The) Class A*	16,273	465
Total		1,196

Health Care Equipment & Supplies 2.30%

C.R. Bard, Inc.	7,039	1,042
St. Jude Medical, Inc.	17,142	1,121
Total		2,163

Health Care Providers & Services 3.57%

Cardinal Health, Inc.	9,449	661
Envision Healthcare Holdings, Inc.*	17,048	577
Henry Schein, Inc.*	9,616	1,148
Universal Health Services, Inc. Class B	11,904	977
Total		3,363

Health Care Technology 0.34%

athenahealth, Inc.*	1,998	320

Hotels, Restaurants & Leisure 3.77%

Domino’s Pizza, Inc.	9,247	712
Dunkin’ Brands Group, Inc.	24,435	1,226
Starwood Hotels & Resorts Worldwide, Inc.	15,376	1,224
Wynn Resorts Ltd.	1,739	386
Total		3,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Information Technology Services 1.02%

Alliance Data Systems Corp.*	3,521	$959

Insurance 1.10%

Lincoln National Corp.	20,530	1,040

Internet & Catalog Retail 0.76%

TripAdvisor, Inc.*	7,862	712

Internet Software & Services 0.69%

Cornerstone OnDemand, Inc.*	5,915	283
Pandora Media, Inc.*	12,045	365
Total		648

Leisure Products 2.33%

Hasbro, Inc.	18,899	1,051
Polaris Industries, Inc.	8,192	1,145
Total		2,196

Life Sciences Tools & Services 2.73%

Agilent Technologies, Inc.	17,547	981
Bruker Corp.*	26,791	611
Quintiles Transnational Holdings, Inc.*	19,219	976
Total		2,568

Machinery 6.33%

Flowserve Corp.	16,090	1,261
IDEX Corp.	14,670	1,069
Ingersoll-Rand plc (Ireland)(a)	11,724	671
ITT Corp.	16,805	719
SPX Corp.	6,563	645
Terex Corp.	13,007	576
WABCO Holdings, Inc.*	9,703	1,024
Total		5,965

Media 1.31%

Starz Class A*	38,181	1,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Multi-Line Retail 2.54%

Dollar General Corp.*	16,871	$936
Macy’s, Inc.	24,497	1,452
Total		2,388

Oil, Gas & Consumable Fuels 3.11%

Concho Resources, Inc.*	6,676	818
EQT Corp.	8,613	835
Range Resources Corp.	9,818	815
Rice Energy, Inc.*	17,631	465
Total		2,933

Pharmaceuticals 2.69%

Mallinckrodt plc*	6,948	440
Mylan, Inc.*	18,266	892
Perrigo Co. plc (Ireland)(a)	7,765	1,201
Total		2,533

Professional Services 1.78%

IHS, Inc. Class A*	9,686	1,177
Towers Watson & Co. Class A	4,391	501
Total		1,678

Real Estate Management & Development 1.14%

CBRE Group, Inc. Class A*	39,093	1,072

Semiconductors & Semiconductor Equipment 2.93%

Avago Technologies Ltd. (Singapore)(a)	18,645	1,201
Microchip Technology, Inc.	22,326	1,066
NXP Semiconductors NV (Netherlands)*(a)	8,307	489
Total		2,756

Software 5.73%

A10 Networks, Inc.*	11,925	179
Autodesk, Inc.*	14,681	722
CommVault Systems, Inc.*	14,015	910
Electronic Arts, Inc.*	27,096	786
Qlik Technologies, Inc.*	37,320	992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Software (continued)

Red Hat, Inc.*	18,942	$1,004
ServiceNow, Inc.*	7,755	465
Tableau Software, Inc. Class A*	4,432	337
Total		5,395

Specialty Retail 3.82%

AutoZone, Inc.*	1,813	974
Tiffany & Co.	13,327	1,148
Tractor Supply Co.	20,972	1,481
Total		3,603

Technology Hardware, Storage & Peripherals 1.90%

SanDisk Corp.	13,227	1,074
Western Digital Corp.	7,845	720
Total		1,794

Textiles, Apparel & Luxury Goods 4.79%

Deckers Outdoor Corp.*	8,781	700
Kate Spade & Co.*	12,631	469
Michael Kors Holdings Ltd. (Hong Kong)*(a)	6,091	568
PVH Corp.	7,528	939
Ralph Lauren Corp.	5,535	891
VF Corp.	15,289	946
Total		4,513

Trading Companies & Distributors 0.83%

Air Lease Corp.	21,033	784

Wireless Telecommunication Services 1.48%

SBA Communications Corp. Class A*	15,343	1,396

Total Common Stocks (cost $84,647,676)		94,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.52%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $515,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $503,798; proceeds: $490,131 (cost $490,131)	$490	$490

Total Investments in Securities 100.94% (cost $85,137,807)		95,071

Liabilities in Excess of Other Assets (0.94)%		(882)

Net Assets 100.00%		$94,189

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$94,581	$—	$—	$94,581
Repurchase Agreement	—	490	—	490
Total	$94,581	$490	$—	$95,071

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.22%

COMMON STOCKS 93.81%

Austria 2.34%

Diversified Telecommunication Services 1.30%
Telekom Austria AG	48,850	$487
Machinery 1.04%
Andritz AG	6,263	387
Total Austria		874

Canada 0.59%

Metals & Mining
Teck Resources Ltd. Class B	10,200	220

China 2.81%

Insurance 0.50%
Ping An Insurance Group Co. of China Ltd. Class H	22,500	187
Oil, Gas & Consumable Fuels 1.51%
Kunlun Energy Co., Ltd.	336,000	563
Real Estate Management & Development 0.80%
China Overseas Land & Investment Ltd.	116,000	301
Total China		1,051

Denmark 2.27%

Diversified Telecommunication Services 1.02%
TDC A/S	41,028	379
Pharmaceuticals 1.25%
H Lundbeck A/S	15,219	469
Total Denmark		848

France 8.60%

Aerospace & Defense 1.54%
Safran SA	8,291	574
Diversified Telecommunication Services 1.64%
Vivendi SA	22,021	613
Electrical Equipment 1.48%
Schneider Electric SA	6,259	555
Insurance 1.50%
AXA SA	21,618	562

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Pharmaceuticals 1.54%
Sanofi	5,515	$576
Textiles, Apparel & Luxury Goods 0.90%
Kering	1,645	335
Total France		3,215

Germany 7.55%

Automobiles 1.43%
Daimler AG Registered Shares	5,665	536
Banks 0.66%
Commerzbank AG *	13,406	247
Capital Markets 0.38%
Deutsche Bank AG Registered Shares	3,181	142
Diversified Financial Services 0.98%
Deutsche Boerse AG	4,606	367
Health Care Providers & Services 1.03%
Fresenius SE & Co. KGaA	2,450	385
Industrial Conglomerates 1.83%
Siemens AG Registered Shares	5,066	683
Life Sciences Tools & Services 1.24%
MorphoSys AG *	5,010	466
Total Germany		2,826

Hong Kong 2.83%

Airlines 1.10%
Cathay Pacific Airways Ltd.	220,000	411
Hotels, Restaurants & Leisure 1.73%
SJM Holdings Ltd.	230,380	649
Total Hong Kong		1,060

Indonesia 0.79%

Banks
PT Bank Negara Indonesia (Persero) Tbk	668,817	295

Ireland 1.46%

Pharmaceuticals
Shire plc	11,036	546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Italy 3.50%

Banks 1.41%
UniCredit SpA	57,610	$526
Oil, Gas & Consumable Fuels 2.09%
Eni SpA ADR	15,600	783
Total Italy		1,309

Japan 16.57%

Automobiles 2.48%
Nissan Motor Co., Ltd.	31,400	280
Toyota Motor Corp.	11,500	648
		928
Banks 1.46%
Bank of Yokohama Ltd. (The)	109,855	548
Chemicals 1.12%
Asahi Kasei Corp.	61,715	418
Diversified Financial Services 1.07%
ORIX Corp.	28,500	402
Electrical Equipment 0.85%
Nidec Corp.	5,200	319
Electronic Equipment, Instruments & Components 2.95%
Hitachi Ltd.	95,500	707
Murata Manufacturing Co., Ltd.	4,200	397
		1,104
Information Technology Services 0.77%
Obic Co., Ltd.	9,100	287
Machinery 0.91%
NSK Ltd.	33,000	339
Real Estate Management & Development 1.09%
Daiwa House Industry Co., Ltd.	24,000	407
Tobacco 0.78%
Japan Tobacco, Inc.	9,300	292
Trading Companies & Distributors 3.09%
Mitsubishi Corp.	31,200	579
Sumitomo Corp.	45,300	576
		1,155
Total Japan		6,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Luxembourg 0.81%

Metals & Mining
ArcelorMittal Registered Shares	18,700	$302

Mexico 0.69%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	138,220	259

Netherlands 4.91%

Beverages 1.67%
Heineken Holding NV	9,664	624
Diversified Financial Services 1.53%
ING Groep NV CVA *	40,349	574
Insurance 1.71%
Aegon NV	69,350	639
Total Netherlands		1,837

Norway 3.45%

Banks 1.99%
DNB ASA	42,828	744
Diversified Telecommunication Services 0.30%
Telenor ASA	5,019	111
Insurance 1.16%
Storebrand ASA *	75,662	436
Total Norway		1,291

Portugal 1.55%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	33,614	580

South Korea 3.37%

Chemicals 0.99%
LG Chem Ltd.	1,554	372
Semiconductors & Semiconductor Equipment 2.38%
Samsung Electronics Co., Ltd.	325	411
SK Hynix, Inc. *	14,090	478
		889
Total South Korea		1,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Spain 3.38%

Construction & Engineering 2.73%
ACS Actividades de Construccion y Servicios SA	13,191	$519
Obrascon Huarte Lain SA	11,562	503
		1,022
Media 0.65%
Mediaset Espana Comunicacion SA *	20,840	243
Total Spain		1,265

Sweden 1.55%

Machinery
Alfa Laval AB	21,457	581

Switzerland 4.03%

Chemicals 0.98%
Syngenta AG Registered Shares	970	368
Insurance 1.06%
Swiss Re AG *	4,259	395
Pharmaceuticals 1.99%
Roche Holding AG	2,470	743
Total Switzerland		1,506

Taiwan 0.96%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	53,700	357

Thailand 0.77%

Banks
Bangkok Bank PCL	51,870	288

United Kingdom 19.03%

Airlines 1.10%
International Consolidated Airlines Group SA *	58,877	410
Banks 3.86%
Barclays plc	115,892	451
HSBC Holdings plc ADR	11,621	591
Lloyds Banking Group plc *	322,580	403
		1,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Electric: Utilities 1.67%
SSE plc	25,463	$624
Food & Staples Retailing 0.54%
Tesco plc	41,250	203
Food Products 1.67%
Tate & Lyle plc	29,968	334
Unilever plc	6,835	292
		626
Household Durables 1.40%
Berkeley Group Holdings plc	11,986	524
Insurance 1.28%
Prudential plc	22,564	478
Media 1.41%
WPP plc	25,577	529
Metals & Mining 0.85%
Rio Tinto plc ADR	5,700	318
Oil, Gas & Consumable Fuels 1.10%
Genel Energy plc *	25,115	412
Pharmaceuticals 1.56%
GlaxoSmithKline plc	21,914	584
Tobacco 1.58%
Imperial Tobacco Group plc	14,622	591
Trading Companies & Distributors 1.01%
Ashtead Group plc	23,656	376
Total United Kingdom		7,120
Total Common Stocks (cost $32,478,159)		35,090

PREFERRED STOCK 1.41%

Germany

Volkswagen AG (cost $529,973)	2,030	527
Total Long-Term Investments (cost $33,008,132)		35,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 5.85%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $2,285,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $2,235,299; proceeds: $2,189,266 (cost $2,189,266)	$2,189	$2,189
Total Investments in Securities 101.07% (cost $35,197,398)		37,806
Liabilities in Excess of Foreign Cash and Other Assets (1.07)%		(399)
Net Assets 100.00%		$37,407

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Austria	$—		$874	$—	$874
Canada	220		—	—	220
China	—		1,051	—	1,051
Denmark	379		469	—	848
France	—		3,215	—	3,215
Germany	—		2,826	—	2,826
Hong Kong	—		1,060	—	1,060
Indonesia	—		295	—	295
Ireland	—		546	—	546
Italy	783	(4)	526	—	1,309
Japan	—		6,199	—	6,199
Luxembourg	302		—	—	302
Mexico	259		—	—	259
Netherlands	—		1,837	—	1,837
Norway	—		1,291	—	1,291
Portugal	—		580	—	580
South Korea	—		1,261	—	1,261
Spain	—		1,265	—	1,265
Sweden	—		581	—	581
Switzerland	—		1,506	—	1,506
Taiwan	357		—	—	357
Thailand	—		288	—	288
United Kingdom	909		6,211	—	7,120
Preferred Stocks
Germany	—		527	—	527
Repurchase Agreement	—		2,189	—	2,189
Total	$3,209		$34,597	$—	$37,806

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of March 31, 2014, the Fund utilized adjusted valuations for substantially all foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of December 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for the majority of foreign securities. Accordingly, substantially all foreign securities held in March 31, 2014 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. For the period ended March 31, 2014, total transfers from Level 1 to Level 2 were $14,579,623.
(4)	As of March 31, 2014, Eni SpA was valued based on the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, $669,162 was transferred from Level 2 to Level 1 during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.73%

COMMON STOCKS 97.67%

Australia 0.47%

Multi-Utilities
DUET Group	134,758	$260

Austria 0.99%

Semiconductors & Semiconductor Equipment
ams AG	3,927	551

Belgium 0.33%

Electric: Utilities
Elia System Operator SA	3,685	186

Canada 2.33%

Metals & Mining 0.93%
HudBay Minerals, Inc.	66,002	515
Oil, Gas & Consumable Fuels 0.60%
TORC Oil & Gas Ltd.	30,513	334
Paper & Forest Products 0.80%
West Fraser Timber Co., Ltd.	9,794	448
Total Canada		1,297

China 1.83%

Oil, Gas & Consumable Fuels 0.39%
China Suntien Green Energy Corp., Ltd. Class H	660,000	219
Water Utilities 1.44%
CT Environmental Group Ltd. *	1,020,000	800
Total China		1,019

Finland 1.39%

Leisure Product
Amer Sports OYJ A Shares	36,479	775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
France 2.09%

Auto Components 0.70%
Plastic Omnium SA	10,533	$391
Information Technology Services 1.39%
Altran Technologies SA	68,788	777
Total France		1,168

Germany 8.51%

Chemicals 1.48%
Symrise AG	16,471	823
Life Sciences Tools & Services 1.96%
Gerresheimer AG	8,150	529
MorphoSys AG *	6,062	564
		1,093
Machinery 1.57%
Deutz AG *	35,641	300
DMG MORI SEIKI AG	10,782	331
Norma Group SE	4,545	241
		872
Real Estate Management & Development 1.78%
GAGFAH SA *	38,892	591
Patrizia Immobilien AG *	34,959	403
		994
Technology Hardware, Storage & Peripheral 1.72%
Wincor Nixdorf AG	13,369	961
Total Germany		4,743

Hong Kong 7.23%

Auto Components 1.80%
Minth Group Ltd.	134,000	274
Nexteer Automotive Group Ltd. *	930,000	728
		1,002
Capital Markets 1.36%
Sun Hung Kai & Co., Ltd.	1,175,000	756
Communications Equipment 0.53%
VTech Holdings Ltd.	23,200	298
Energy Equipment & Services 0.29%
Hilong Holding Ltd.	298,000	164
Hotels, Restaurants & Leisure 1.13%
REXLot Holdings Ltd.	5,425,000	631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Household Durables 1.00%
Techtronic Industries Co.	200,000	$558
Machinery 0.51%
Sinotruk Hong Kong Ltd.	522,500	283
Specialty Retail 0.61%
Esprit Holdings Ltd.	202,600	338
Total Hong Kong		4,030

India 1.27%

Consumer Finance
SKS Microfinance Ltd. *	207,692	711

Indonesia 1.42%

Banks 0.89%
Bank Tabungan Negara Persero Tbk PT	4,343,200	495
Consumer Finance 0.53%
PT Clipan Finance Indonesia Tbk	8,129,400	295
Total Indonesia		790

Ireland 1.53%

Health Care Providers & Services
UDG Healthcare plc	145,788	853

Israel 0.98%

Diversified Financial Services
Plus500 Ltd.	54,740	546

Italy 1.68%

Communications Equipment 0.36%
Telit Communications plc *	52,895	203
Internet & Catalog Retail 0.81%
Yoox SpA *	13,139	449
Textiles, Apparel & Luxury Goods 0.51%
Brunello Cucinelli SpA	10,795	286
Total Italy		938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan 18.44%

Auto Components 1.01%
Keihin Corp.	38,700	$565
Building Products 1.05%
Aica Kogyo Co., Ltd.	26,300	586
Construction & Engineering 0.74%
SHO-BOND Holdings Co., Ltd.	9,300	411
Diversified Financial Services 1.12%
Century Tokyo Leasing Corp.	22,200	622
Electronic Equipment, Instruments & Components 1.09%
Topcon Corp.	37,300	610
Food & Staples Retailing 0.55%
Sundrug Co., Ltd.	6,700	306
Food Products 0.30%
Toyo Suisan Kaisha Ltd.	5,000	167
Health Care Equipment & Supplies 0.52%
Hogy Medical Co., Ltd.	5,700	292
Hotels, Restaurants & Leisure 1.19%
St. Marc Holdings Co., Ltd.	13,500	664
Household Durables 0.54%
Haseko Corp.	48,500	303
Information Technology Services 2.48%
NS Solutions Corp.	24,600	558
Obic Co., Ltd.	9,200	290
SCSK Corp.	19,900	537
		1,385
Machinery 1.95%
Nabtesco Corp.	23,500	542
NSK Ltd.	53,000	544
		1,086
Personal Products 1.50%
Aderans Co., Ltd.	25,618	293
Kobayashi Pharmaceutical Co., Ltd.	9,400	542
		835
Real Estate Investment Trusts 0.73%
Kenedix Office Investment Corp.	82	407
Real Estate Management & Development 0.87%
Takara Leben Co., Ltd.	156,500	483
Software 0.54%
NSD Co., Ltd.	24,000	300
Specialty Retail 1.56%
K’s Holdings Corp.	8,900	247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

United Arrows Ltd.	16,800	$623
		870
Wireless Telecommunication Services 0.70%
Okinawa Cellular Telephone Co.	15,200	388
Total Japan		10,280

Luxembourg 0.09%

Real Estate Management & Development
Grand City Properties SA *	4,335	50

Mexico 1.01%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV *	300,000	563

Netherlands 4.03%

Construction & Engineering 1.50%
Arcadis NV	21,806	838
Machinery 1.38%
Aalberts Industries NV	22,120	770
Professional Services 1.15%
USG People NV	39,520	638
Total Netherlands		2,246

New Zealand 2.26%

Airlines
Air New Zealand Ltd.	709,814	1,261

Norway 0.48%

Oil, Gas & Consumable Fuels
DNO International ASA *	69,511	265

Philippines 1.39%

Banks 0.54%
Rizal Commercial Banking Corp.	287,100	301
Real Estate Management & Development 0.85%
Filinvest Land, Inc.	14,707,000	474
Total Philippines		775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
Spain 2.97%

Diversified Financial Services 0.99%
Bolsas y Mercados Espanoles SA	13,570	$552
Food Products 1.47%
Ebro Foods SA	22,787	527
Viscofan SA	5,579	292
		819
Media 0.51%
Mediaset Espana Comunicacion SA *	24,615	287
Total Spain		1,658

Sweden 4.19%

Commercial Services & Supplies 3.38%
Intrum Justitia AB	35,323	964
Loomis AB Class B	35,702	921
		1,885
Food & Staples Retailing 0.81%
Axfood AB	8,140	450
Total Sweden		2,335

Switzerland 4.48%

Capital Markets 1.17%
EFG International AG *	50,300	654
Communications Equipment 1.55%
Ascom Holding AG	41,944	862
Household Durables 1.76%
Forbo Holding AG Registered Shares *	937	984
Total Switzerland		2,500

United Kingdom 26.28%

Banks 0.45%
Bank of Georgia Holdings plc	6,013	250
Capital Markets 3.59%
3i Group plc	126,791	842
Ashmore Group plc	50,307	279
Jupiter Fund Management plc	132,049	883
		2,004
Chemicals 1.04%
Essentra plc	39,986	583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Diversified Financial Services 1.67%
Arrow Global Group plc *	246,467	$931
Electronic Equipment, Instruments & Components 1.12%
Electrocomponents plc	132,118	625
Health Care Providers & Services 0.98%
Synergy Health plc	23,830	548
Household Durables 0.39%
Berkeley Group Holdings plc	4,970	218
Independent Power and Renewable Electricity Producer 1.10%
APR Energy plc	45,508	611
Information Technology Services 0.96%
Innovation Group plc *	928,820	538
Insurance 1.69%
Catlin Group Ltd.	71,119	638
Just Retirement Group plc *	130,842	304
		942
Internet & Catalog Retail 1.38%
AO World plc *	28,799	151
N Brown Group plc	64,663	617
		768
Internet Software & Services 0.17%
Blinkx plc *	49,693	94
Multi-Line Retail 0.51%
Poundland Group plc *	45,055	285
Oil, Gas & Consumable Fuels 2.72%
Afren plc *	264,592	623
Genel Energy plc *	31,401	515
Ophir Energy plc *	94,055	377
		1,515
Professional Services 2.75%
Hays plc	313,416	758
Michael Page International plc	94,390	775
		1,533
Software 0.96%
Playtech plc	47,340	535
Specialty Retail 3.03%
Carphone Warehouse Group plc	123,668	670
Howden Joinery Group plc	163,749	1,017
		1,687
Trading Companies & Distributors 1.77%
Ashtead Group plc	26,881	427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Diploma plc	46,681	$559
		986
Total United Kingdom		14,653
Total Common Stocks (cost $44,668,091)		54,453

PREFERRED STOCK 1.06%

Germany

Machinery
Jungheinrich AG (cost $549,831)	7,781	590
Total Investments in Securities 98.73% (cost $45,217,922)		55,043
Foreign Cash and Other Assets in Excess of Liabilities 1.27%		711
Net Assets 100.00%		$55,754

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$260	$—	$260
Austria	—	551	—	551
Belgium	—	186	—	186
Canada	1,297	—	—	1,297
China	—	1,019	—	1,019
Finland	—	775	—	775
France	—	1,168	—	1,168
Germany	—	4,743	—	4,743
Hong Kong	298	3,732	—	4,030
India	—	711	—	711
Indonesia	—	790	—	790
Ireland	853	—	—	853
Israel	546	—	—	546
Italy	203	735	—	938
Japan	—	10,280	—	10,280
Luxembourg	50	—	—	50
Mexico	563	—	—	563
Netherlands	—	2,246	—	2,246
New Zealand	—	1,261	—	1,261
Norway	—	265	—	265
Philippines	—	775	—	775
Spain	—	1,658	—	1,658
Sweden	450	1,885	—	2,335
Switzerland	1,638	862	—	2,500
United Kingdom	1,585	13,068	—	14,653
Preferred Stocks
Germany	—	590	—	590
Total	$7,483	$47,560	$—	$55,043

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)

As of March 31, 2014, the Fund utilized adjusted valuations for substantially all foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of December 31, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for the majority of foreign securities. Accordingly substantially all foreign securities held in March 31, 2014 were transferred from Level 1 to Level 2 during the period ended March 31, 2014. For the period ended March 31, 2014, total transfers from Level 1 to Level 2 were $26,033,381.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.55%

Aerospace & Defense 0.62%

Esterline Technologies Corp.*	25,600	$2,727

Airlines 0.79%

American Airlines Group, Inc.*	94,500	3,459

Banks 7.64%

CIT Group, Inc.	112,300	5,505
Comerica, Inc.	120,800	6,257
Fifth Third Bancorp	251,900	5,781
M&T Bank Corp.	56,100	6,805
SunTrust Banks, Inc.	226,300	9,005
Total		33,353

Beverages 0.49%

Beam, Inc.	25,700	2,141

Building Products 1.20%

Armstrong World Industries, Inc.*	98,000	5,218

Capital Markets 6.34%

Affiliated Managers Group, Inc.*	20,800	4,161
Ares Capital Corp.	275,400	4,852
Greenhill & Co., Inc.	61,400	3,192
Invesco Ltd.	176,200	6,519
Raymond James Financial, Inc.	110,600	6,186
TD Ameritrade Holding Corp.	82,000	2,784
Total		27,694

Chemicals 2.23%

Axiall Corp.	95,000	4,268
CF Industries Holdings, Inc.	20,900	5,447
Total		9,715

Commercial Services & Supplies 1.42%

Tyco International Ltd. (Switzerland)(a)	146,600	6,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Construction & Engineering 1.05%

Jacobs Engineering Group, Inc.*	72,000	$4,572

Containers & Packaging 0.83%

Rock-Tenn Co. Class A	34,200	3,610

Electric: Utilities 3.14%

ITC Holdings Corp.	102,600	3,832
Portland General Electric Co.	151,300	4,893
PPL Corp.	150,500	4,988
Total		13,713

Electrical Equipment 0.61%

Babcock & Wilcox Co. (The)	79,800	2,649

Electronic Equipment, Instruments & Components 1.65%

Anixter International, Inc.	30,600	3,107
TE Connectivity Ltd. (Switzerland)(a)	68,400	4,118
Total		7,225

Energy Equipment & Services 0.93%

Tidewater, Inc.	83,300	4,050

Food Products 2.33%

Bunge Ltd.	77,100	6,130
Pinnacle Foods, Inc.	135,000	4,031
Total		10,161

Health Care Equipment & Supplies 0.81%

St. Jude Medical, Inc.	53,900	3,525

Health Care Providers & Services 5.35%

Cardinal Health, Inc.	82,000	5,738
Cigna Corp.	54,600	4,572
Community Health Systems, Inc.*	117,000	4,583
Humana, Inc.	45,500	5,129
Universal Health Services, Inc. Class B	40,700	3,340
Total		23,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.77%

Hyatt Hotels Corp. Class A*	57,600	$3,100
Norwegian Cruise Line Holdings Ltd.*	65,800	2,123
SeaWorld Entertainment, Inc.	83,000	2,509
Wyndham Worldwide Corp.	59,800	4,379
Total		12,111

Household Durables 2.76%

Jarden Corp.*	89,400	5,349
Lennar Corp. Class A	74,000	2,932
Tupperware Brands Corp.	45,200	3,786
Total		12,067

Information Technology Services 2.39%

Fidelity National Information Services, Inc.	133,800	7,152
VeriFone Systems, Inc.*	97,000	3,280
Total		10,432

Insurance 9.68%

ACE Ltd. (Switzerland)(a)	31,200	3,091
Allstate Corp. (The)	87,800	4,968
Argo Group International Holdings Ltd.	71,000	3,259
Everest Re Group Ltd.	22,400	3,428
Hartford Financial Services Group, Inc. (The)	281,200	9,918
Lincoln National Corp.	131,000	6,638
Marsh & McLennan Cos., Inc.	82,500	4,067
XL Group plc (Ireland)(a)	221,000	6,906
Total		42,275

Life Sciences Tools & Services 1.36%

PerkinElmer, Inc.	131,700	5,934

Machinery 4.44%

IDEX Corp.	58,100	4,235
Oshkosh Corp.	60,400	3,556
Pentair Ltd. Registered Shares (Switzerland)(a)	85,300	6,768
Stanley Black & Decker, Inc.	59,300	4,817
Total		19,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Media 0.91%

Interpublic Group of Cos., Inc. (The)	231,000	$3,959

Metals & Mining 2.39%

Allegheny Technologies, Inc.	137,000	5,162
Reliance Steel & Aluminum Co.	74,400	5,257
Total		10,419

Multi-Line Retail 1.08%

Macy’s, Inc.	79,500	4,714

Multi-Utilities 3.54%

CMS Energy Corp.	159,600	4,673
Sempra Energy	61,300	5,932
Wisconsin Energy Corp.	104,300	4,855
Total		15,460

Oil, Gas & Consumable Fuels 6.79%

Cimarex Energy Co.	57,000	6,789
CONSOL Energy, Inc.	109,200	4,363
EQT Corp.	35,800	3,472
Gulfport Energy Corp.*	62,700	4,463
Pioneer Natural Resources Co.	17,300	3,237
Range Resources Corp.	35,700	2,962
Tesoro Corp.	86,000	4,351
Total		29,637

Paper & Forest Products 0.76%

International Paper Co.	72,500	3,326

Pharmaceuticals 3.92%

Actavis plc*	33,700	6,937
Mallinckrodt plc*	67,300	4,268
Mylan, Inc.*	121,100	5,913
Total		17,118

Real Estate Investment Trusts 5.46%

BioMed Realty Trust, Inc.	181,000	3,709

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts (continued)

Brandywine Realty Trust	176,000	$2,545
Camden Property Trust	62,300	4,195
DDR Corp.	222,000	3,659
Liberty Property Trust	118,200	4,369
Macerich Co. (The)	48,300	3,010
Vornado Realty Trust	23,700	2,336
Total		23,823

Real Estate Management & Development 2.14%

Jones Lang LaSalle, Inc.	60,000	7,110
Realogy Holdings Corp.*	51,800	2,251
Total		9,361

Road & Rail 2.25%

Con-way, Inc.	86,000	3,533
Ryder System, Inc.	78,700	6,290
Total		9,823

Semiconductors & Semiconductor Equipment 3.52%

NVIDIA Corp.	235,000	4,209
NXP Semiconductors NV (Netherlands)*(a)	90,000	5,293
Skyworks Solutions, Inc.	90,400	3,392
Xilinx, Inc.	45,800	2,485
Total		15,379

Software 0.92%

Electronic Arts, Inc.*	138,300	4,012

Specialty Retail 0.75%

Chico’s FAS, Inc.	203,800	3,267

Technology Hardware, Storage & Peripheral 0.82%

NCR Corp.*	97,400	3,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2014

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 1.31%

PVH Corp.	45,800	$5,714

Trading Companies & Distributors 1.49%

Air Lease Corp.	88,900	3,315
WESCO International, Inc.*	38,200	3,179
Total		6,494

Water Utilities 0.67%

American Water Works Co., Inc.	64,900	2,947
Total Common Stocks (cost $340,191,121)		434,598

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 0.71%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $3,230,000 of U.S. Treasury Note at 0.75% due 10/31/2017; value: $3,183,578; proceeds: $3,119,498 (cost $3,119,498)	$3,119	3,119
Total Investments in Securities 100.26% (cost $343,310,619)		437,717
Liabilities in Excess of Cash and Other Assets (0.26)%		(1,135)
Net Assets 100.00%		$436,582

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$434,598	$—	$—	$434,598
Repurchase Agreement	—	3,119	—	3,119
Total	$434,598	$3,119	$—	$437,717

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.13%

ASSET-BACKED SECURITIES 11.92%

Automobiles 4.77%

Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	$155	$155,289
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	233	233,408
Ally Auto Receivables Trust 2012-SN1 A2	0.51%	12/22/2014	17	16,616
Ally Auto Receivables Trust 2013-2 A2A	0.54%	7/15/2016	154	154,179
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	362	362,112
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	140	140,620
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	10	10,344
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	132	131,620
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	278	277,949
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	85	85,202
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	118	118,298
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	170	170,254
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	56	56,032
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	102	101,811
CarMax Auto Owner Trust 2012-2 A3	0.84%	3/15/2017	227	227,683
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	33	33,124
CarMax Auto Owner Trust 2013-4 A2	0.52%	11/15/2016	380	380,383
CFC 2012-1 LLC 2014-1A A†	1.46%	12/17/2018	80	79,990
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	26	26,232
Ford Credit Auto Owner Trust 2013-D A2	0.45%	8/15/2016	190	190,101
Honda Auto Receivables Owner Trust 2012-1 A3	0.77%	1/15/2016	147	147,348
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	318	318,512
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	65	65,237
Hyundai Auto Lease Securitization Trust 2013-B A2†	0.75%	3/15/2016	321	321,738
Hyundai Auto Receivables Trust 2013-C A2	0.57%	6/15/2016	400	400,567
M&T Bank Auto Receivables Trust 2013-1A A2†	0.66%	2/16/2016	360	360,444
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	138	138,118
Mercedes-Benz Auto Lease Trust 2013-B A2	0.53%	9/15/2015	365	365,305
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	425	425,422
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	36	35,777
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	889	889,980
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%	2/16/2016	84	84,434
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	750	750,738
Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	47	46,795
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	99	98,695
Santander Drive Auto Receivables Trust 2014-1 A2A	0.66%	6/15/2017	170	170,139
Toyota Auto Receivables Owner Trust 2013-B A2	0.48%	2/15/2016	380	380,336
Volkswagen Auto Lease Trust 2012-A A3	0.87%	7/20/2015	173	173,638
World Omni Auto Receivables Trust 2013-B A2	0.48%	11/15/2016	290	290,184
Total				8,414,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 4.55%

American Express Credit Account Master Trust 2009-2 A	1.405	%#	3/15/2017	$450	$452,056
Bank of America Credit Card Trust 2007-A10	0.225	%#	12/15/2016	850	850,008
Bank of America Credit Card Trust 2007-A3	0.175	%#	11/15/2016	325	324,973
Bank of America Credit Card Trust 2007-A6	0.215	%#	9/15/2016	200	199,999
Bank One Issuance Trust 2004-A3	0.325	%#	2/15/2017	240	240,055
Chase Issuance Trust 2012-A1	0.255	%#	5/16/2016	725	725,005
Citibank Credit Card Issuance Trust 2002-A4	0.406	%#	6/7/2016	570	570,130
Citibank Credit Card Issuance Trust 2004-A8	4.90%		12/12/2016	550	567,235
Citibank Credit Card Issuance Trust 2005-A2	4.85%		3/10/2017	525	546,995
Citibank Credit Card Issuance Trust 2009-A4	4.90%		6/23/2016	440	444,565
Citibank Credit Card Issuance Trust 2013-A8	0.304	%#	12/12/2016	350	350,113
Citibank Omni Master Trust 2009-A13†	5.35%		8/15/2018	361	367,637
Discover Card Execution Note Trust 2011-A3 A	0.365	%#	3/15/2017	300	300,108
Discover Card Execution Note Trust 2012-A1	0.81%		8/15/2017	600	602,186
Discover Card Execution Note Trust 2012-A2	0.305	%#	10/17/2016	285	285,002
Dryrock Issuance Trust 2012-1 A	0.305	%#	8/15/2017	500	499,755
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%		3/15/2018	450	463,272
GE Capital Credit Card Master Note Trust 2012-1 A	1.03%		1/15/2018	240	240,950
Total					8,030,044

Home Equity 0.63%

Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1 A3	0.356	%#	1/25/2036	218	209,149
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.316	%#	5/25/2036	49	44,426
Asset Backed Securities Corp. Home Equity Loan Trust Series RFC 2007-HE1 A3	0.246	%#	12/25/2036	414	409,309
Home Equity Asset Trust 2006-6 2A2	0.266	%#	11/25/2036	62	61,488
Home Equity Asset Trust 2006-7 2A2	0.266	%#	1/25/2037	150	146,836
Home Equity Asset Trust 2006-8 2A2	0.266	%#	3/25/2037	75	73,439
New Century Home Equity Loan Trust 2005-A A6	4.892%		8/25/2035	150	147,518
Option One Mortgage Loan Trust 2005-1 A4	0.956	%#	2/25/2035	27	26,369
Total					1,118,534

Other 1.97%

First Franklin Mortgage Loan Trust 2006-FF17 A4	0.256	%#	12/25/2036	3	2,681
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	100	99,685
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	100	99,698
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	100	98,583
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%		9/15/2044	170	170,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%	11/15/2046	$250	$250,374
HLSS Servicer Advance Receivables Backed Notes 2013-T7 C7†	2.526%	11/15/2046	500	498,847
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%	1/16/2046	255	254,837
HLSS Servicer Advance Receivables Trust 2013-T1 B2†	1.744%	1/16/2046	150	149,769
HLSS Servicer Advance Receivables Trust 2014-T1 CT1†	1.79%	1/17/2045	200	200,090
HLSS Servicer Advance ReceivablesTrust 2012-T2 A2†	1.99%	10/15/2045	100	100,742
Meritage Mortgage Loan Trust 2004-2 M3	1.131%#	1/25/2035	628	592,944
Morgan Stanley ABS Capital I 2006-HE1 A3	0.336%#	1/25/2036	13	12,560
Nationstar Mortgage Advance Receivables Trust 2013-T3A A3†	2.438%	6/20/2048	100	98,795
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%	3/15/2047	125	125,000
Saxon Asset Securities Trust 2006-3 A2	0.266%#	10/25/2046	2	2,355
Securitized Asset Backed Receivables LLC Trust 2005-FR5 A1B	0.436%#	8/25/2035	131	126,563
SLM Student Loan Trust 2006-4 A4	0.319%#	4/25/2023	67	66,985
SLM Student Loan Trust 2010-A 2A†	3.405%#	5/16/2044	66	70,038
SLM Student Loan Trust 2011-1 A1	0.674%#	3/25/2026	64	64,114
SLM Student Loan Trust 2012-C A1†	1.255%#	8/15/2023	307	308,537
Structured Asset Securities Corp. 2006-GEL3 A2†	0.386%#	7/25/2036	11	11,169
Structured Asset Securities Corp. 2007-BC2 A3	0.286%#	3/25/2037	82	80,016
Total				3,484,677
Total Asset-Backed Securities (cost $21,038,863)				21,047,909

CORPORATE BONDS 34.80%

Aerospace/Defense 0.01%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	10	10,400

Apparel 0.34%

J. Crew Group, Inc.	8.125%	3/1/2019	175	182,548
PVH Corp.	7.75%	11/15/2023	361	422,437
Total				604,985

Auto Parts: Original Equipment 0.02%

International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	30	31,875

Automotive 0.29%

Ford Motor Co.	6.375%	2/1/2029	40	45,801
Ford Motor Co.	6.625%	10/1/2028	226	265,101
Ford Motor Co.	7.45%	7/16/2031	160	205,845
Total				516,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified 2.58%

Bank of America Corp.	4.00%	4/1/2024	$307	$307,266
Bank of America Corp.	5.70%	5/2/2017	25	27,826
Bank of America Corp.	5.875%	1/5/2021	170	196,423
Bank of America Corp.	7.625%	6/1/2019	95	117,052
Citigroup, Inc.	5.50%	9/13/2025	358	382,156
Compagnie de Financement Foncier SA (France)†(a)	0.981%#	4/17/2014	100	100,020
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021	72	79,825
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022	289	328,226
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	191	208,171
HBOS plc (United Kingdom)†(a)	6.00%	11/1/2033	134	139,829
JPMorgan Chase & Co.	4.35%	8/15/2021	134	143,861
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	344	393,563
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	256	290,052
Morgan Stanley	4.10%	5/22/2023	75	74,380
Morgan Stanley	5.00%	11/24/2025	324	334,105
Morgan Stanley	5.50%	7/28/2021	152	172,002
National Savings Bank (Sri Lanka)†(a)	8.875%	9/18/2018	200	224,000
Regions Financial Corp.	7.75%	11/10/2014	8	8,338
Santander UK plc (United Kingdom)†(a)	5.00%	11/7/2023	600	618,451
Wells Fargo & Co.	3.45%	2/13/2023	422	410,361
Total				4,555,907

Banks: Money Center 0.12%

Zions Bancorporation	4.50%	3/27/2017	40	42,733
Zions Bancorporation	4.50%	6/13/2023	166	165,998
Total				208,731

Beverages 1.30%

Central American Bottling Corp.†	6.75%	2/9/2022	411	433,605
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	260	244,075
Embotelladora Andina SA (Chile)†(a)	5.00%	10/1/2023	200	208,559
Fomento Economico Mexicano SAB de CV (Mexico)(a)	2.875%	5/10/2023	150	138,254
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	263,113
JBS Investments GmbH	7.25%	4/3/2024	500	500,000
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	450	511,585
Total				2,299,191

Biotechnology Research & Production 0.31%

Amgen, Inc.	6.40%	2/1/2039	453	552,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Broadcasting 0.15%

Cox Communications, Inc.†	8.375%	3/1/2039	$200	$263,977

Brokers 0.59%

Jefferies Group LLC	6.875%	4/15/2021	271	316,918
Raymond James Financial, Inc.	8.60%	8/15/2019	576	729,601
Total				1,046,519

Building Materials 0.52%

Building Materials Corp. of America†	7.00%	2/15/2020	236	254,290
Cemex Finance LLC†(b)	6.00%	4/1/2024	260	261,300
Nortek, Inc.	10.00%	12/1/2018	25	27,563
Owens Corning, Inc.	9.00%	6/15/2019	295	365,847
Total				909,000

Business Services 0.26%

Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	200	186,750
Expedia, Inc.	5.95%	8/15/2020	51	56,519
Iron Mountain, Inc.	8.375%	8/15/2021	208	221,000
Total				464,269

Cable Services 0.28%

Mediacom LLC/Mediacom Capital Corp.	9.125%	8/15/2019	103	110,725
Time Warner Cable, Inc.	6.55%	5/1/2037	125	145,639
Time Warner Cable, Inc.	7.30%	7/1/2038	194	243,140
Total				499,504

Chemicals 0.88%

CF Industries, Inc.	7.125%	5/1/2020	368	438,089
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	225	234,844
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	390	422,979
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	230	300,745
NewMarket Corp.	4.10%	12/15/2022	135	133,056
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	15	15,432
Total				1,545,145

Coal 0.06%

CONSOL Energy, Inc.	8.00%	4/1/2017	108	112,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications Technology 0.26%

Juniper Networks, Inc.	4.50%	3/15/2024	$81	$82,169
Juniper Networks, Inc.	4.60%	3/15/2021	368	384,697
Total				466,866

Computer Hardware 0.09%

SunGard Availability Services Capital, Inc.†	8.75%	4/1/2022	150	150,938

Computer Software 0.42%

Autodesk, Inc.	3.60%	12/15/2022	228	218,116
Netflix, Inc.	5.375%	2/1/2021	359	378,745
SunGard Data Systems, Inc.	7.375%	11/15/2018	138	146,452
Total				743,313

Consumer Products 0.13%

Tupperware Brands Corp.	4.75%	6/1/2021	225	236,218

Containers 0.12%

Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	48	53,520
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	175	164,063
Total				217,583

Data Product, Equipment & Communications 0.21%

Fidelity National Information Services, Inc.	5.00%	3/15/2022	300	314,201
Total System Services, Inc.	3.75%	6/1/2023	52	49,474
Total				363,675

Diversified 0.05%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	90	93,150

Drugs 0.24%

CFR International SpA (Chile)†(a)	5.125%	12/6/2022	200	194,201
Hospira, Inc.	5.80%	8/12/2023	209	229,061
Total				423,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.81%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	$260	$243,100
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	100	102,556
DPL, Inc.	7.25%	10/15/2021	371	384,912
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	411	479,108
Entergy Corp.	5.125%	9/15/2020	567	607,714
Exelon Generation Co. LLC	4.25%	6/15/2022	190	193,026
Indiantown Cogeneration LP	9.77%	12/15/2020	128	144,878
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	15	15,518
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	203,000
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	642	704,241
Red Oak Power LLC	8.54%	11/30/2019	100	106,551
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,269
Total				3,199,873

Electrical: Household 0.08%

Energizer Holdings, Inc.	4.70%	5/19/2021	141	147,960

Electronics 0.18%

PerkinElmer, Inc.	5.00%	11/15/2021	294	312,419

Energy Equipment & Services 0.89%

Cameron International Corp.	7.00%	7/15/2038	80	101,535
Energy Transfer Partners LP	6.125%	2/15/2017	58	64,987
Energy Transfer Partners LP	6.625%	10/15/2036	65	73,639
Energy Transfer Partners LP	7.50%	7/1/2038	354	438,152
Energy Transfer Partners LP	9.00%	4/15/2019	295	370,572
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	393,714
Stone Energy Corp.	7.50%	11/15/2022	125	135,937
Total				1,578,536

Engineering & Contracting Services 0.06%

AGCO Corp.	5.875%	12/1/2021	100	108,915

Entertainment 0.52%

CCO Holdings LLC/CCO Holdings Capital Corp.	7.375%	6/1/2020	100	109,625
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	198	217,305
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	127	139,859
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	400	444,000
Total				910,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 1.86%

Air Lease Corp.	3.875%	4/1/2021	$131	$131,655
Air Lease Corp.	4.75%	3/1/2020	156	166,140
Comcel Trust†	6.875%	2/6/2024	200	209,750
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	284	284,303
General Electric Capital Corp.	6.75%	3/15/2032	532	685,949
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375%	10/1/2017	199	209,696
Lender Processing Services, Inc.	5.75%	4/15/2023	431	461,709
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	205	215,241
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	591	600,472
Western Union Co. (The)	3.35%	5/22/2019	325	323,374
Total				3,288,289

Financial: Miscellaneous 0.64%

Fondo MIVIVIENDA SA (Peru)†(a)	3.375%	4/2/2019	175	174,781
Moody’s Corp.	4.50%	9/1/2022	329	340,607
Moody’s Corp.	5.50%	9/1/2020	196	217,067
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	56	61,663
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	306	336,254
Total				1,130,372

Food 1.03%

Alicorp SAA (Peru)†(a)	3.875%	3/20/2023	300	279,750
Big Heart Pet Brands	7.625%	2/15/2019	91	94,924
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	400	388,927
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%	3/14/2023	200	188,500
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	190,000
Flowers Foods, Inc.	4.375%	4/1/2022	135	138,807
Grupo Bimbo SAB de CV (Mexico)†(a)	4.875%	6/30/2020	360	388,381
Marfrig Overseas Ltd.†	9.50%	5/4/2020	100	101,375
Mondelez International, Inc.	6.50%	11/1/2031	45	55,222
Total				1,825,886

Gaming 0.09%

CCM Merger, Inc.†	9.125%	5/1/2019	146	156,220

Health Care Products 0.09%

Mallinckrodt International Finance SA (Luxembourg)†(a)	4.75%	4/15/2023	161	153,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.18%

DaVita Healthcare Partner Inc.	6.625%	11/1/2020	$71	$76,413
Dignity Health	4.50%	11/1/2042	42	37,357
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	200	196,755
Total				310,525

Industrial Products 0.21%

KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	183,500
Mueller Water Products, Inc.	7.375%	6/1/2017	187	192,142
Total				375,642

Insurance 0.31%

CNO Financial Group, Inc.†	6.375%	10/1/2020	184	196,880
Markel Corp.	7.125%	9/30/2019	142	171,003
Willis North America, Inc.	7.00%	9/29/2019	151	174,279
Total				542,162

Investment Management Companies 0.63%

Affiliated Managers Group, Inc.	4.25%	2/15/2024	155	156,244
Grupo Aval Ltd.†	4.75%	9/26/2022	240	232,200
Lazard Group LLC	4.25%	11/14/2020	120	124,504
Lazard Group LLC	6.85%	6/15/2017	180	204,797
Oaktree Capital Management LP†	6.75%	12/2/2019	340	397,134
Total				1,114,879

Leasing 0.21%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.875%	7/11/2022	342	362,895

Leisure 0.38%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	277	336,570
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	295	330,400
Total				666,970

Lodging 0.78%

Host Hotels & Resorts LP	5.25%	3/15/2022	797	868,580
Hyatt Hotels Corp.†	6.875%	8/15/2019	369	428,326
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	83	82,170
Total				1,379,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.38%

Lorillard Tobacco Co.	6.875%	5/1/2020	$181	$211,946
Lorillard Tobacco Co.	8.125%	6/23/2019	292	361,324
Lorillard Tobacco Co.	8.125%	5/1/2040	78	100,563
Total				673,833

Machinery: Oil Well Equipment & Services 0.35%

National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,051
Pride International, Inc.	6.875%	8/15/2020	486	580,946
Total				622,997

Manufacturing 0.16%

Hillenbrand, Inc.	5.50%	7/15/2020	125	131,372
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	139	149,425
Total				280,797

Media 1.27%

21st Century Fox America, Inc.	6.20%	12/15/2034	106	123,925
21st Century Fox America, Inc.	6.90%	8/15/2039	444	559,887
Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	206,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	163	175,510
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	300	306,750
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	265	264,649
Time Warner, Inc.	7.625%	4/15/2031	286	382,051
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	11	11,440
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	208,500
Total				2,238,962

Metals & Minerals: Miscellaneous 0.60%

Anglo American Capital plc (United Kingdom)†(a)	4.45%	9/27/2020	156	160,868
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	200	256,249
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	192	182,477
Barrick North America Finance LLC	4.40%	5/30/2021	87	87,797
Compass Minerals International, Inc.	8.00%	6/1/2019	45	47,334
Kinross Gold Corp. (Canada)†(a)	5.95%	3/15/2024	95	95,351
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	225	229,500
Total				1,059,576

Natural Gas 0.05%

Sabine Pass LNG LP	6.50%	11/1/2020	22	23,210
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,169
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	52	69,628
Total				95,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 2.05%

Afren plc (United Kingdom)†(a)	6.625%	12/9/2020	$250	$256,250
Antero Resources Finance Corp.	7.25%	8/1/2019	48	51,360
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	104	113,100
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	316	384,072
Chaparral Energy, Inc.	8.25%	9/1/2021	164	181,220
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(a)	4.50%	10/3/2023	200	203,884
Continental Resources, Inc.	8.25%	10/1/2019	64	69,040
Ecopetrol SA (Colombia)(a)	5.875%	9/18/2023	250	273,750
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	133	143,308
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	400	416,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	200	220,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	50	54,375
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	131	145,901
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	106,750
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	287	298,480
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	36	38,070
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	145	79,388
Petroleos Mexicanos (Mexico)†(a)	4.875%	1/18/2024	50	51,750
Petroleos Mexicanos (Mexico)†(a)	6.375%	1/23/2045	80	86,500
Pioneer Energy Services Corp.†	6.125%	3/15/2022	4	4,080
SEACOR Holdings, Inc.	7.375%	10/1/2019	246	277,980
Valero Energy Corp.	10.50%	3/15/2039	108	169,848
Total				3,625,106

Oil: Crude Producers 1.85%

Enable Oklahoma Intrastate Transmission LLC†	6.875%	7/15/2014	13	13,197
Enbridge Energy Partners LP	9.875%	3/1/2019	425	557,335
Enterprise Products Operating LLC	7.55%	4/15/2038	298	393,894
Kerr-McGee Corp.	7.125%	10/15/2027	130	153,687
Kerr-McGee Corp.	7.875%	9/15/2031	149	193,920
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	247	248,937
Plains Exploration & Production Co.	6.125%	6/15/2019	110	121,962
Plains Exploration & Production Co.	6.75%	2/1/2022	549	609,390
Range Resources Corp.	8.00%	5/15/2019	59	61,765
Regency Energy Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	115	120,175
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	135	140,400
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	26,719
Ruby Pipeline LLC†	6.00%	4/1/2022	377	405,753
Sabine Pass Liquefaction LLC†	6.25%	3/15/2022	200	208,750
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,027
Total				3,257,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.50%

Kinder Morgan Energy Partners LP	6.95%	1/15/2038	$30	$36,041
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	201	247,306
Rowan Cos., Inc.	7.875%	8/1/2019	486	590,961
Total				874,308

Oil: Integrated International 1.25%

ENI SpA (Italy)†(a)	5.70%	10/1/2040	600	626,851
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	2	1,991
Petrohawk Energy Corp.	6.25%	6/1/2019	162	176,580
Petrohawk Energy Corp.	7.25%	8/15/2018	254	270,129
Transocean, Inc.	6.375%	12/15/2021	450	506,560
Weatherford International Ltd.	9.875%	3/1/2039	410	622,684
Total				2,204,795

Paper & Forest Products 0.75%

Exopack Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	200	213,000
Georgia-Pacific LLC	8.875%	5/15/2031	628	916,710
Plum Creek Timberlands LP	4.70%	3/15/2021	171	179,964
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	10	10,236
Total				1,319,910

Real Estate Investment Trusts 1.35%

American Tower Corp.	4.70%	3/15/2022	357	373,635
ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	253	252,129
Corrections Corp. of America	4.125%	4/1/2020	201	199,493
EPR Properties	5.25%	7/15/2023	317	322,709
EPR Properties	7.75%	7/15/2020	269	318,649
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	250	284,404
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	73	80,979
Hospitality Properties Trust	4.65%	3/15/2024	125	124,608
Kilroy Realty LP	6.625%	6/1/2020	372	434,859
Total				2,391,465

Retail 0.87%

DBP Holding Corp.†	7.75%	10/15/2020	133	128,345
Family Dollar Stores, Inc.	5.00%	2/1/2021	225	235,584
QVC, Inc.†	7.375%	10/15/2020	1,087	1,172,659
Total				1,536,588

Savings & Loan 0.22%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	343	393,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.62%

Allegheny Technologies, Inc.	5.875%	8/15/2023	$267	$279,765
Allegheny Technologies, Inc.	9.375%	6/1/2019	290	355,989
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	200	196,000
Valmont Industries, Inc.	6.625%	4/20/2020	224	260,437
Total				1,092,191

Technology 0.20%

VeriSign, Inc.	4.625%	5/1/2023	365	352,225

Telecommunications 1.45%

Altice Financing SA (Luxembourg)†(a)	6.50%	1/15/2022	225	237,938
Block Communications, Inc.†	7.25%	2/1/2020	20	21,400
Consolidated Communications Finance Co.	10.875%	6/1/2020	267	311,389
Digicel Group Ltd. (Jamaica)†(a)(b)	7.125%	4/1/2022	200	202,750
Frontier Communications Corp.	9.25%	7/1/2021	145	172,550
GTE Corp.	6.94%	4/15/2028	420	506,231
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	196,500
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2021	200	212,500
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020	125	143,125
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	150	161,063
Verizon Communications, Inc.	7.75%	12/1/2030	301	399,081
Total				2,564,527

Tobacco 0.37%

Altria Group, Inc.	9.95%	11/10/2038	408	656,600

Transportation: Miscellaneous 0.74%

Florida East Coast Railway Corp.	8.125%	2/1/2017	212	221,805
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	150	158,625
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	847	932,223
Total				1,312,653

Utilities 0.47%

Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	382,124
Public Service Co. of New Mexico	7.95%	5/15/2018	179	213,627
Williams Cos., Inc. (The)	8.75%	3/15/2032	190	229,611
Total				825,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities: Electrical 0.12%

Tennessee Valley Authority	3.50%	12/15/2042	$240	$206,144
Total Corporate Bonds (cost $60,507,974)				61,465,786

FOREIGN GOVERNMENT OBLIGATIONS 2.36%

Bahamas 0.11%

Commonwealth of the Bahamas†(a)	5.75%	1/16/2024	200	201,800

Bermuda 0.19%

Bermuda Government†	5.603%	7/20/2020	100	110,600
Government of Bermuda†	4.138%	1/3/2023	225	221,850
Total				332,450

Brazil 0.29%

Federal Republic of Brazil(a)	2.625%	1/5/2023	300	266,250
Federal Republic of Brazil(a)	4.25%	1/7/2025	200	193,750
Federal Republic of Brazil(a)	8.25%	1/20/2034	40	53,200
Total				513,200

Dominican Republic 0.12%

Dominican Republic†(a)	6.60%	1/28/2024	200	205,500

Ghana 0.10%

Republic of Ghana†(a)	7.875%	8/7/2023	200	184,500

Hungary 0.10%

Hungary Government Bond(a)	5.375%	3/25/2024	172	172,774
Hungary Government Bond(a)	5.75%	11/22/2023	2	2,075
Total				174,849

Indonesia 0.22%

Perusahaan Penerbit SBSN†(a)	3.30%	11/21/2022	200	180,750
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	205,250
Total				386,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mexico 0.21%

United Mexican States(a)	4.00%	10/2/2023	$84	$84,945
United Mexican States(a)	5.55%	1/21/2045	263	280,095
Total				365,040

Panama 0.04%

Republic of Panama(a)	6.70%	1/26/2036	64	75,520

Philippines 0.14%

Republic of Philippines(a)	7.50%	9/25/2024	200	255,250

Poland 0.10%

Republic of Poland(a)	4.00%	1/22/2024	170	171,743

Russia 0.11%

Russia Eurobonds†(a)	4.875%	9/16/2023	200	198,750

Slovenia 0.12%

Republic of Slovenia†(a)	5.25%	2/18/2024	200	207,964

South Africa 0.12%

Republic of South Africa(a)	5.875%	9/16/2025	200	215,600

Trinidad And Tobago 0.12%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	209,700

Turkey 0.12%

Republic of Turkey(a)	5.625%	3/30/2021	200	209,600

Uruguay 0.04%

Republic of Uruguay(a)	4.50%	8/14/2024	74	76,035

Venezuela 0.11%

Republic of Venezuela(a)	9.375%	1/13/2034	261	192,748
Total Foreign Government Obligations (cost $4,176,176)				4,176,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES BOND 0.96%

Federal Home Loan Mortgage Corp. (cost $1,677,811)	2.375%	1/13/2022	$1,730	$1,697,502

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.29%

Federal Home Loan Mortgage Corp. K027 A2	2.637%	1/25/2023	950	920,202
Federal Home Loan Mortgage Corp. K035 A1	2.615%	3/25/2023	389	393,129
Federal Home Loan Mortgage Corp. K035 A2	3.458%#	8/25/2023	393	401,408
Federal Home Loan Mortgage Corp. KS01 A2	2.522%	1/25/2023	317	304,774
Federal National Mortgage Assoc. 2013-M14 A	1.70%	8/25/2018	267	265,259
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $2,292,998)				2,284,772

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 18.86%

Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	962	1,022,846
Federal National Mortgage Assoc.(c)	3.00%	TBA	2,840	2,741,931
Federal National Mortgage Assoc.(c)	3.50%	TBA	12,885	12,921,239
Federal National Mortgage Assoc.(c)	4.50%	TBA	3,480	3,700,763
Federal National Mortgage Assoc.	4.50%	11/1/2018	295	313,362
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	1,112	1,237,350
Federal National Mortgage Assoc.(c)	5.50%	TBA	6,740	7,443,752
Government National Mortgage Assoc.(c)	4.00%	TBA	3,760	3,939,775
Total Government Sponsored Enterprises Pass-Throughs (cost $33,175,537)				33,321,018

MUNICIPAL BONDS 1.84%

Education 0.08%

Univ of California Bd of Regs	6.27%	5/15/2031	125	138,524

Electric Revenue Bonds 0.21%

American Municipal Power, Inc.	6.27%	2/15/2050	125	142,365
American Municipal Power, Inc.	7.834%	2/15/2041	175	237,375
Total				379,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other Revenue 0.95%

Chicago, IL	6.845%	1/1/2038	$235		$257,990
Dallas Convention Center Hotel	7.088%	1/1/2042	195		233,323
Miami Dade Cnty, FL	6.91%	7/1/2039	65		72,080
Nashville & Davidson Cnty Met	6.731%	7/1/2043	110		130,893
New York City	6.646%	12/1/2031	50		57,590
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	450		482,432
Southern California Metro Wtr	6.538%	7/1/2039	155		169,296
Southern California Metro Wtr	6.947%	7/1/2040	45		51,111
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	175		191,574
Washington St Convention Center Public Facilities District	6.79%	7/1/2040	25		28,305
Total					1,674,594

Transportation 0.30%

Clark Cnty, NV	6.881%	7/1/2042	135		145,479
Metropolitan Washington Arpt	7.462%	10/1/2046	300		364,551
North Texas Tollway Auth	8.91%	2/1/2030	10		11,701
Total					521,731

Utilities 0.30%

Chicago, IL	6.742%	11/1/2040	200		230,584
Los Angeles Dept Wtr & Pwr, CA	7.003%	7/1/2041	30		33,773
Municipal Elec Auth of Georgia	7.055%	4/1/2057	122		131,741
New York City Wtr & Swr Sys	5.79%	6/15/2041	45		47,982
New York City Wtr & Swr Sys	6.491%	6/15/2042	80		88,664
Total					532,744

Total Municipal Bonds (cost $3,214,392)					3,247,333

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.37%

Banc of America Funding Corp. 2007-6 A1	0.446%#	7/25/2037	15		12,638
Bear Stearns ALT-A Trust 2004-8 1A	0.856%#	9/25/2034	156		151,763
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.873%#	9/11/2038	5		5,032
Commercial Mortgage Pass-Through Certificates 2013-CR13 A4	4.194%#	10/10/2046	355		372,449
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%	1/10/2046	270		263,044
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	355		332,036
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%	2/25/2043	90		81,802
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	165		181,645
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(a)	0.357%#	12/20/2054	56		55,166
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	—	(d)	225
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%	12/10/2030	900		838,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	$273	$279,957
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A3	3.578%	2/15/2047	76	78,016
LB-UBS Commercial Mortgage Trust 2006-C4 AM	5.853%#	6/15/2038	240	262,333
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	393	427,974
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	15	15,289
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	35	34,369
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%	10/25/2036	42	37,804
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.188%#	2/15/2046	45	44,214
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3	3.669%	2/15/2047	450	465,004
Sequoia Mortgage Trust 2012-6 A2	1.808%	12/25/2042	86	77,121
Sequoia Mortgage Trust 2013-1 2A1	1.855%	2/25/2043	80	69,381
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	110	95,373
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%	12/25/2059	132	132,121
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%	6/25/2058	133	132,728
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	19	19,537
UBS-BAMLL Trust 2012-WRM E†	4.238%#	6/10/2030	595	532,727
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	200	204,446
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	5	5,484
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%#	3/18/2028	370	330,844
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.304%#	7/15/2046	364	319,510
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%	4/15/2045	85	86,956
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,007,050)				5,945,656

U.S. TREASURY OBLIGATIONS 31.73%

U.S. Treasury Bond	3.75%	11/15/2043	5,563	5,760,314
U.S. Treasury Note	0.25%	4/15/2016	20,386	20,303,192
U.S. Treasury Note	0.375%	3/15/2015	8,787	8,807,078
U.S. Treasury Note	1.50%	2/28/2019	12,632	12,506,666
U.S. Treasury Note	2.125%	12/31/2015	8,410	8,672,644
Total U.S. Treasury Obligations (cost $56,018,691)				56,049,894
Total Long-Term Investments (cost $188,109,492)				189,236,119

SHORT-TERM INVESTMENTS 13.70%

U.S. TREASURY OBLIGATION 2.61%

U.S. Treasury Note (cost $4,606,483)	0.625%	7/15/2014	4,600	4,607,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 11.09%

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $20,435,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $19,990,518; proceeds: $19,596,689 (cost $19,596,689)			$19,597	$19,596,689
Total Short-Term Investments (cost $24,203,172)				24,204,325
Total Investments in Securities 120.83% (cost $212,312,664)				213,440,444
Liabilities in Excess of Other Assets (20.83%)				(36,793,977)
Net Assets 100.00%				$176,646,467

PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2014.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(g)).
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$21,047,909	$—	$21,047,909
Corporate Bonds	—	61,465,786	—	61,465,786
Foreign Government Obligations	—	4,176,249	—	4,176,249
Government Sponsored Enterprises Bond	—	1,697,502	—	1,697,502
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	2,284,772	—	2,284,772
Government Sponsored Enterprises Pass-Throughs	—	33,321,018	—	33,321,018
Municipal Bonds	—	3,247,333	—	3,247,333
Non-Agency Commercial Mortgage-Backed Securities	—	5,945,656	—	5,945,656
U.S. Treasury Obligations	—	60,657,530	—	60,657,530
Repurchase Agreement	—	19,596,689	—	19,596,689
Total	$—	$213,440,444	$—	$213,440,444

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value
COMMON STOCKS 93.52%

Aerospace & Defense 0.24%

Esterline Technologies Corp.*	9	$959

Airlines 2.71%

American Airlines Group, Inc.*	232	8,491
Spirit Airlines, Inc.*	39	2,317
Total		10,808

Auto Components 0.71%

Tenneco, Inc.*	49	2,845

Banks 9.01%

Bank of Hawaii Corp.	71	4,303
City National Corp.	29	2,283
Comerica, Inc.	101	5,232
East West Bancorp, Inc.	110	4,015
FirstMerit Corp.	49	1,021
Fulton Financial Corp.	300	3,774
PacWest Bancorp	133	5,720
Signature Bank*	35	4,395
Western Alliance Bancorp*	213	5,240
Total		35,983

Beverages 1.06%

Beam, Inc.	51	4,248

Building Products 0.47%

Fortune Brands Home & Security, Inc.	45	1,894

Capital Markets 2.61%

Ares Capital Corp.	194	3,418
Raymond James Financial, Inc.	78	4,363
Waddell & Reed Financial, Inc. Class A	36	2,650
Total		10,431

Chemicals 0.42%

OM Group, Inc.	51	1,694

Construction & Engineering 0.95%

Jacobs Engineering Group, Inc.*	60	3,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value
Containers & Packaging 2.66%

Berry Plastics Group, Inc.*	145	$3,357
Rock-Tenn Co. Class A	50	5,278
Sealed Air Corp.	60	1,972
Total		10,607

Diversified Financial Services 0.89%

CBOE Holdings, Inc.	63	3,566

Electric: Utilities 2.58%

Cleco Corp.	33	1,669
ITC Holdings Corp.	120	4,482
Portland General Electric Co.	128	4,140
Total		10,291

Electronic Equipment, Instruments & Components 0.71%

Amphenol Corp. Class A	31	2,841

Energy Equipment & Services 6.29%

Bristow Group, Inc.	45	3,398
Frank’s International NV (Netherlands)(a)	122	3,023
GulfMark Offshore, Inc. Class A	64	2,876
Helix Energy Solutions Group, Inc.*	145	3,332
Helmerich & Payne, Inc.	65	6,992
Superior Energy Services, Inc.	179	5,506
Total		25,127

Food Products 1.63%

Bunge Ltd.	41	3,260
Pinnacle Foods, Inc.	109	3,255
Total		6,515

Health Care Providers & Services 3.88%

Community Health Systems, Inc.*	38	1,488
ExamWorks Group, Inc.*	153	5,357
Hanger, Inc.*	62	2,088
MEDNAX, Inc.*	57	3,533
Team Health Holdings, Inc.*	68	3,043
Total		15,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.78%

Life Time Fitness, Inc.*	84	$4,041
Red Robin Gourmet Burgers, Inc.*	43	3,082
Total		7,123

Household Durables 2.90%

Jarden Corp.*	139	8,316
Lennar Corp. Class A	83	3,289
Total		11,605

Information Technology Services 5.00%

Acxiom Corp.*	50	1,720
Alliance Data Systems Corp.*	7	1,907
Amdocs Ltd.	66	3,066
Cardtronics, Inc.*	92	3,574
Fidelity National Information Services, Inc.	77	4,116
iGATE Corp.*	76	2,397
Sapient Corp.*	187	3,190
Total		19,970

Insurance 5.91%

Arch Capital Group Ltd.*	73	4,200
Everest Re Group Ltd.	23	3,520
Hartford Financial Services Group, Inc. (The)	150	5,291
HCC Insurance Holdings, Inc.	141	6,414
Markel Corp.*	7	4,173
Total		23,598

Internet Software & Services 1.69%

Akamai Technologies, Inc.*	116	6,752

Leisure Product 0.93%

Brunswick Corp.	82	3,714

Life Sciences Tools & Services 2.68%

PerkinElmer, Inc.	102	4,596
Quintiles Transnational Holdings, Inc.*	120	6,093
Total		10,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value
Machinery 1.75%

WABCO Holdings, Inc.*	26	$2,745
Xylem, Inc.	117	4,261
Total		7,006

Media 2.50%

AMC Networks, Inc. Class A*	64	4,678
New York Times Co. (The) Class A	311	5,324
Total		10,002

Metals & Mining 2.77%

Allegheny Technologies, Inc.	108	4,069
Carpenter Technology Corp.	32	2,113
Reliance Steel & Aluminum Co.	69	4,876
Total		11,058

Multi-Utilities 2.00%

CMS Energy Corp.	135	3,953
Wisconsin Energy Corp.	87	4,050
Total		8,003

Oil, Gas & Consumable Fuels 2.51%

Cimarex Energy Co.	26	3,097
EQT Corp.	41	3,976
Rice Energy, Inc.*	112	2,955
Total		10,028

Pharmaceuticals 1.55%

Actavis plc*	30	6,176

Professional Services 0.96%

Robert Half International, Inc.	91	3,817

Real Estate Investment Trusts 5.46%

American Campus Communities, Inc.	141	5,266
BioMed Realty Trust, Inc.	201	4,119
Brandywine Realty Trust	218	3,152
Camden Property Trust	48	3,232
DDR Corp.	186	3,065
Liberty Property Trust	81	2,994
Total		21,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2014

Investments	Shares	Fair Value
Real Estate Management & Development 0.79%

Realogy Holdings Corp.*	73	$3,172

Road & Rail 3.76%

Genesee & Wyoming, Inc. Class A*	41	3,990
Ryder System, Inc.	85	6,793
Swift Transportation Co.*	171	4,233
Total		15,016

Semiconductors & Semiconductor Equipment 3.00%

Lam Research Corp.*	31	1,705
Marvell Technology Group Ltd.	447	7,040
Synaptics, Inc.*	54	3,241
Total		11,986

Software 1.20%

Rovi Corp.*	211	4,807

Specialty Retail 2.54%

Chico’s FAS, Inc.	157	2,516
CST Brands, Inc.	99	3,093
Penske Automotive Group, Inc.	41	1,753
Urban Outfitters, Inc.*	76	2,772
Total		10,134

Textiles, Apparel & Luxury Goods 1.12%

PVH Corp.	36	4,492

Thrifts & Mortgage Finance 0.94%

Essent Group Ltd.*	168	3,773

Trading Companies & Distributors 1.33%

United Rentals, Inc.*	56	5,317

Water Utilities 1.63%

American Water Works Co., Inc.	143	6,492
Total Investments in Common Stock 93.52% (cost $299,456)		373,686
Cash and Other Assets in Excess of Liabilities 6.48%		25,893
Net Assets 100%		$399,579

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$373,686	$—	$—	$373,686
Total	$373,686	$—	$—	$373,686

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following twelve portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of March 31, 2014, only Bond Debenture had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Bond Debenture may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Mortgage Dollar Rolls-Bond Debenture and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Floating Rate Loans-Bond Debenture and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by

Notes to Schedule of Investments (unaudited)(continued)

reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2014, Bond Debenture had the following unfunded loan commitment:.

Security Name
Allied Security Holdings LLC 2nd Lien Delayed Draw Term Loan	$325,000

(j)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture entered into forward foreign currency exchange contracts during the period ended March 31, 2014 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

Bond Debenture and Calibrated Dividend Growth entered into U.S. Treasury futures contracts and E-Mini S&P 500 index futures, respectively, during the period ended March 31, 2014 (as described in note 2(e)) to hedge against changes in interest rates and to manage cash. Bond Debenture bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2014, Bond Debenture and Calibrated Dividend Growth had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Bond Debenture			Calibrated Dividend Growth
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Equity Index Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$14,736	$14,736	$—	$—
Futures Contracts	228,865	—	228,865	763	763
Total	$228,865	$14,736	$243,601	$763	$763

4. FEDERAL TAX INFORMATION

As of March 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$854,198,794	$112,176,267	$34,452,457
Gross unrealized gain	57,894,453	13,811,740	10,733,958
Gross unrealized loss	(6,908,163)	(360,253)	(543,867)
Net unrealized security gain	$50,986,290	$13,451,487	$10,190,091

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$11,088,634	$402,036,550	$848,494,331
Gross unrealized gain	333,752	62,665,731	132,392,725
Gross unrealized loss	(389,292)	(5,034,869)	(12,861,387)
Net unrealized security gain (loss)	$(55,540)	$57,630,862	$119,531,338

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$85,345,996	$35,383,988	$45,777,686
Gross unrealized gain	10,635,283	3,127,077	10,811,982
Gross unrealized loss	(909,782)	(705,446)	(1,547,022)
Net unrealized security gain	$9,725,501	$2,421,631	$9,264,960

	Mid Cap Stock	Total Return	Value Opportunities
Tax cost	$343,460,752	$212,815,833	$299,683
Gross unrealized gain	96,574,215	1,285,213	76,549
Gross unrealized loss	(2,318,358)	(660,602)	(2,546)
Net unrealized security gain	$94,255,857	$624,611	$74,003

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, wash sales and amortization of premium.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014